--------------------------------------------------------------------------------
Nuveen Growth and Income Funds
--------------------------------------------------------------------------------
                              Semiannual Report dated December 31, 2002
                              --------------------------------------------------

For Investors seeking long-term growth and current income potential.



[PHOTOS APPEAR HERE]


Nuveen Large-Cap Value Fund

Nuveen Balanced Municipal and Stock Fund

Nuveen Balanced Stock and Bond Fund

Nuveen European Value Fund



                                                      NUVEEN
                                                         Investments

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

Dear Shareholder,

[Photo of Timothy R. Schwertfeger appears here]

"I urge you to consider receiving future Fund reports and other Fund information by e-mail and through the Internet.... see the inside front cover of this report for step-by-step instructions."

During the period covered by this report, your Fund continued to face an extremely difficult market environment. Slow economic growth, disappointing corporate earnings and growing geopolitical tensions combined to pressure the world's stock markets and limit equity investment opportunities.

As a result, each of the Funds in this report, along with their mutual fund peers and equity market benchmarks, reported disappointing returns for the period ended December 31, 2002. These results are discussed in more detail in the Portfolio Managers' Comments that follow. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other Fund information by e-mail and through the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for step-by-step instructions.

For more than 100 years, Nuveen has specialized in offering quality investments to those seeking to accumulate and preserve wealth. Our commitment to careful research, continual surveillance and judicious trading by an experienced portfolio management team has never been stronger. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you meet your financial objectives. We thank you for choosing us as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

February 18, 2003


                           Semiannual Report | Page 1

Portfolio Managers' Comments

Nuveen's Growth and Income Funds feature equity management by Institutional Capital Corporation (ICAP). The municipal portion of the Balanced Municipal and Stock Fund is managed by Nuveen. We recently asked Rob Lyon, president and chief investment officer of ICAP, and Tom Spalding of Nuveen to discuss the economic and market environment, key portfolio management strategies and the performance of each Fund for the period ended December 31, 2002.

Q. What were some of the most significant market factors affecting the Funds' performance?

A. In general, U.S. and European stocks continued to trend lower during the second half of 2002. We believe this was due to a number of factors, including the slow pace of economic recovery in both the United States and Europe, sluggish consumer spending, and growing tensions in the Middle East and on the Korean peninsula. As a result, most of the major U.S. and European stock market averages posted another year of negative performance in 2002.

While the stock market continued to struggle, many municipal bonds performed well in the latter half of 2002, thanks to a low interest rate environment,benign inflation and slow economic growth. Because of their relatively attractive yields, investors remained ready to buy from a large supply of municipal securities.

Q. In this environment, how did the Funds perform?

A. The nearby chart provides performance information for each Fund (Class A shares at net asset value) for the twelve months ended December 31, 2002. The chart also compares each Fund's performance to that of appropriate benchmarks.

Each Fund's negative return for the twelve month period reflected the extremely challenging environment for stock investing during 2002. As will be discussed in more detail in the sections that follow, each Fund's results also were hurt by the performance of individual securities within their portfolios, especially in the health care sector. The Balanced Municipal and Stock Fund, which modestly outperformed its Lipper group peers over the period, benefited from the continued strength of municipal bonds during the year.

Q. What was ICAP's approach to managing the Funds' equity portfolios during the reporting period?

A. As always, we used comprehensive research to look for stocks that we thought were priced below their true worth. Our focus was on finding businesses that we believed had good overall prospects as well as an internal or external catalyst that could trigger significant share price appreciation in the near future. During the second half of 2002, we were attracted especially to companies run by management teams that we considered capable and creditable. In a market environment characterized by investor skepticism, we believed that such a focus was especially important in managing overall portfolio risk.

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                           Semiannual Report | Page 2

Class A Shares - One-Year Total Returns
on NAV as of 12/31/02
---------------------------------------------------------
Nuveen Large-Cap Value Fund/1/                    -25.07%
Lipper Large-Cap Value Funds Index/2/             -19.68%
Russell 1000 Value Index/3/                       -15.52%
S&P 500 Index/4/                                  -22.10%
---------------------------------------------------------
Nuveen Balanced Municipal and Stock Fund/1/        -9.94%
Lipper Balanced Funds Index/5/                    -10.69%
Lehman Brothers 10-Year Municipal Bond Index/6/    10.17%
S&P 500 Index/4/                                  -22.10%
---------------------------------------------------------
Nuveen Balanced Stock and Bond Fund/1/            -13.65%
Lipper Balanced Funds Index/5/                    -10.69%
Lehman Brothers Intermediate Treasury Index/7/      9.29%
S&P 500 Index/4/                                  -22.10%
---------------------------------------------------------
Nuveen European Value Fund/1/                     -20.03%
Lipper European Fund Index/8/                     -17.43%
MSCI Europe Index/9/                              -18.09%
---------------------------------------------------------

Our bottom-up stock selection approach led us to invest a significant portion of each Fund's equity assets in financial companies, including nearly 27 percent of the Large-Cap Value Fund as of the end of 2002. In our opinion, financial stocks represent attractive opportunities because of the current low interest rate environment, which continued to fuel demand for new home purchases and mortgage refinancings.

Q. Were there any stocks that helped the performance of the Funds?

A. In the three U.S. stock Funds, Hewlett-Packard performed surprisingly well, given the continued tough environment for technology stocks and the substantial integration obstacles HP faced in connection with its acquisition of Compaq. The Funds also benefited from their investments in Clear Channel Communications, the largest radio station owner in the United States. Clear Channel overcame a weak advertising market and saw its stock price rise in the second half of 2002. Other solid performers for the Funds included the consulting firm Accenture and EnCana, a Canadian oil and gas producer.

1 Performance figures are quoted for Class A shares at net asset value as of December 31, 2002. Current performance may be less than the performance shown.

2 The Lipper Large-Cap Value Funds Index return represents the average annualized total return of the 30 largest funds in the Lipper Large-Cap Value Funds category for the year ended December 31, 2002. Returns assume reinvestment of dividends and do not reflect any applicable sales charges. An index is not available for direct investment.

3 The Russell 1000 Value Index is a market capitalization-weighted index of those firms in the Russell 1000 Index with higher price-to-book ratios and lower forecasted growth value. An index is not available for direct investment.

4 The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. An index is not available for direct investment.

5 The Lipper Balanced Funds Index return represents the average annualized total return of the 30 largest funds in the Lipper Balanced Fund category for the year ended December 31, 2002. Returns assume reinvestment of dividends and do not reflect any applicable sales charges. An index is not available for direct investment.

6 The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

7 The Lehman Brothers Intermediate Treasury Index is an unmanaged index comprised of treasury securities with maturities ranging from 1-10 years and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

8 The Lipper European Fund Index return represents the average annualized total return of the 30 largest funds in the Lipper European Fund category for the year ended December 31, 2002. Returns assume reinvestment of dividends and do not reflect any applicable sales charges. An index is not available for direct investment.

9 The MSCI Europe Index is an unmanaged index comprised of a capitalization-weighted sampling of the companies listed on the stock exchanges of 16 European countries and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                           Semiannual Report | Page 3

The European Value Fund benefited from investments in the Royal Bank of Scotland, National Grid (a U.K.-based electric company) and in the English retailer Burberry Group.

Q. What were some of the holdings that hurt performance?

A. The three U.S. Funds were hurt by their holdings in a trio of health care stocks: Cigna, Bristol-Myers Squibb and Schering-Plough (the last two positions were sold before the end of the reporting period). Cigna, a large hospital company, saw its earnings decline after the company underpriced its services on new contracts and had start-up problems with a new computer system. Bristol-Myers, a pharmaceutical maker, was hurt both by inventory management problems and questions about its accounting practices. Another drug company, Schering-Plough, saw its share price weaken as investors wondered whether the company could sustain earnings after losing patent protection for Claritin, its blockbuster allergy drug.

The U.S. Funds also were affected by the poor performance of two other positions that have been sold: Tyco International, which faced questions about its accounting methods and corporate governance practices, and Electronic Data Systems (EDS), which suffered the loss of several key clients, including Enron.

The European Value Fund's performance was hampered by investments in Koninklijke (Royal) Phillips Electronics, a semiconductor manufacturer, and Vodafone Group, the world's largest mobile communications services provider.

Q. How did you manage the municipal portion of the Balanced Municipal and Stock Fund?

A. We made few adjustments to the structure of the Fund's municipal portfolio during the six-month period, and maintained our focus on intermediate securities with maturities in approximately 10-15 years. Though the municipal market generally performed well, we adopted a slightly more cautious approach as time went on and focused increasingly on bonds selling at a premium to their par value. We believe this will better position the municipal portion of the Fund's portfolio in the event interest rates begin to rise in the coming months.

Q. What do you see ahead for the markets and the Funds?

A. Several obstacles must be overcome for the stock market to recover in 2003. These include the continued threat of terrorism, the potential for war in Iraq and still sluggish U.S. and European economies. However, we also see some reasons for optimism. Inflation remains under control, interest rates are near historic lows, and there is increased discussion of economic stimulus programs.

With many question marks on the horizon, we are managing the Funds defensively and focusing on financially strong companies that, in our view, will not require a worldwide boom to prosper. Our current emphasis is on financial stocks. However, as market conditions evolve, our bottom-up stock selection strategy should lead us to solid companies in many market sectors whose true worth, in our opinion, is going unrecognized by the market.

                           Semiannual Report | Page 4

--------------------------------------------------------------------------------
Fund Spotlight as of 12/31/02                      Nuveen Large-Cap Value Fund
================================================================================
Quick Facts
                               A Shares      B Share      C Share     R Shares
--------------------------------------------------------------------------------
Net Asset Value                 $17.80       $17.58       $17.55       $17.83
--------------------------------------------------------------------------------
Latest Dividend/1/             $0.0702      $0.0000      $0.0000      $0.1226
--------------------------------------------------------------------------------
Inception Date                  Aug-96       Aug-96       Aug-96       Aug-96
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 12/31/02/2/
A Shares                         NAV            Offer
-----------------------------------------------------
1-Year                       -25.07%          -29.39%
-----------------------------------------------------
5-Year                        -0.18%           -1.35%
-----------------------------------------------------
Since Inception                5.84%            4.86%
-----------------------------------------------------

B Shares                    w/o CDSC           w/CDSC
-----------------------------------------------------
1-Year                       -25.63%          -28.61%
-----------------------------------------------------
5-Year                        -0.89%           -1.05%
-----------------------------------------------------
Since Inception                5.07%            5.07%
-----------------------------------------------------

C Shares                         NAV
-----------------------------------------------------
1-Year                       -25.64%
-----------------------------------------------------
5-Year                        -0.91%
-----------------------------------------------------
Since Inception                5.05%
-----------------------------------------------------

R Shares                        NAV
-----------------------------------------------------
1-Year                       -24.85%
-----------------------------------------------------
5-Year                         0.08%
-----------------------------------------------------
Since Inception                6.12%
-----------------------------------------------------

Top Five Stock Holdings/3/

ConocoPhillips                                  4.67%
-----------------------------------------------------
Citigroup Inc.                                  4.59%
-----------------------------------------------------
Bank of America Corporation                     3.67%
-----------------------------------------------------
Fannie Mae                                      3.24%
-----------------------------------------------------
Diageo plc Sponsored ADR                        3.15%
-----------------------------------------------------

Portfolio Allocation/3/

[PIE CHART APPEARS HERE]

                            Equities              97%
-----------------------------------------------------
              Cash Equivalents/Other               3%
-----------------------------------------------------

Top Five Sectors/3/
Financials                                     26.90%
-----------------------------------------------------
Consumer Discretionary                         19.49%
-----------------------------------------------------
Industrials                                    11.29%
-----------------------------------------------------
Healthcare                                      9.69%
-----------------------------------------------------
Energy                                          9.67%
-----------------------------------------------------

Portfolio Statistics
Net Assets ($000)                            $513,492
-----------------------------------------------------
Beta                                             0.69
-----------------------------------------------------
Average Market Capitalization (Stocks)    $49 billion
-----------------------------------------------------
Average P/E (Stocks)                             26.2
-----------------------------------------------------
Number of Stocks                                   44
-----------------------------------------------------
Expense Ratio/4/                                1.51%
-----------------------------------------------------


--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

1 Paid December 30, 2002. This is the latest annual taxable income dividend declared during the period ended December 31, 2002.

2 Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return figures.

3 As a percentage of total market value as of December 31, 2002. Holdings are subject to change.

4 For Class A shares after credit/reimbursement.


                           Semiannual Report | Page 5

--------------------------------------------------------------------------------
Fund Spotlight as of 12/31/02         Nuveen Balanced Municipal and Stock Fund
================================================================================
Quick Facts
                                 A Shares      B Shares      C Shares   R Shares
--------------------------------------------------------------------------------
Net Asset Value                   $19.83        $20.63        $20.61      $19.52
--------------------------------------------------------------------------------
Latest Taxable Dividend/1/       $0.1689       $0.0104       $0.0104     $0.2189
--------------------------------------------------------------------------------
Latest Tax-Exempt Dividend /2/   $0.0350       $0.0230       $0.0230     $0.0385
--------------------------------------------------------------------------------
Inception Date                    Aug-96        Aug-96        Aug-96      Aug-96
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 12/31/02/3/
A Shares                        NAV          Offer
--------------------------------------------------
1-Year                        -9.94%       -15.10%
-------------------------------------------------
5-Year                         1.05%        -0.14%
-------------------------------------------------
Since Inception                4.43%         3.47%
-------------------------------------------------

B Shares                   w/o CDSC        w/CDSC
--------------------------------------------------
1-Year                       -10.64%       -14.16%
--------------------------------------------------
5-Year                         0.31%         0.14%
-------------------------------------------------
Since Inception                3.68%         3.68%
--------------------------------------------------

C Shares                        NAV
--------------------------------------------------
1-Year                       -10.61%
--------------------------------------------------
5-Year                         0.30%
--------------------------------------------------
Since Inception                3.66%
--------------------------------------------------

R Shares                        NAV
--------------------------------------------------
1-Year                        -9.69%
--------------------------------------------------
5-Year                         1.30%
--------------------------------------------------
Since Inception                4.70%
--------------------------------------------------

Yields/6/
A Shares                        NAV          Offer
--------------------------------------------------
SEC 30-Day Yield               2.50%         2.36%
--------------------------------------------------
Distribution Rate              2.12%         2.00%
--------------------------------------------------

B Shares                        NAV
--------------------------------------------------
SEC 30-Day Yield               1.89%
--------------------------------------------------
Distribution Rate              1.34%
--------------------------------------------------

C Shares                        NAV
--------------------------------------------------
SEC 30-Day Yield               1.89%
--------------------------------------------------
Distribution Rate              1.34%
--------------------------------------------------

R Shares                        NAV
--------------------------------------------------
SEC 30-Day Yield               2.92%
--------------------------------------------------
Distribution Rate              2.37%
--------------------------------------------------

Top Five Stock Holdings/4/
Citigroup Inc.                               1.79%
--------------------------------------------------
ConocoPhillips                               1.73%
--------------------------------------------------
Bank of America Corporation                  1.52%
--------------------------------------------------
Fannie Mae                                   1.26%
--------------------------------------------------
Diageo plc Sponsored ADR                     1.26%
--------------------------------------------------

Portfolio Allocation/4/

[PIE CHART APPEARS HERE]

                               Bonds         61.3%
--------------------------------------------------
                            Equities         38.7%
--------------------------------------------------

Top Five Sectors/4/
Healthcare                                  14.01%
--------------------------------------------------
Financials                                  10.69%
--------------------------------------------------
Tax Obligation/Limited                       9.07%
--------------------------------------------------
Education and Civic Organizations            8.56%
--------------------------------------------------
Transportation                               7.87%
--------------------------------------------------

Portfolio Statistics
Net Assets ($000)                          $98,039
--------------------------------------------------
Average Market Capitalization (Stocks) $49 billion
--------------------------------------------------
Average P/E (Stocks)                          26.1
--------------------------------------------------
Number of Stocks                                44
--------------------------------------------------
Average Duration (Bonds)                      3.85
--------------------------------------------------
Expense Ratio/5/                             1.25%
--------------------------------------------------


--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

1 Paid December 30, 2002. This is the latest annual taxable income dividend declared during the period ended December 31, 2002.

2 Paid December 27, 2002. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

3 Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return figures.

4 As a percentage of total market value as of December 31, 2002. Holdings are subject to change.

5 For Class A shares after credit/reimbursement.

6 Distribution yields may differ from SEC yields due to, among other factors, amortization of post-purchase bond premiums and differences between portfolio earnings and distribution rates.

                           Semiannual Report | Page 6

--------------------------------------------------------------------------------
Fund Spotlight as of 12/31/02                Nuveen Balanced Stock and Bond Fund
================================================================================
Quick Facts

                               A Shares     B Shares      C Shares      R Shares
--------------------------------------------------------------------------------
Net Asset Value                 $ 21.16      $ 21.16       $ 21.17       $ 21.16
--------------------------------------------------------------------------------
Latest Dividend/1/              $0.1005      $0.0609       $0.0609       $0.1138
--------------------------------------------------------------------------------
Latest Capital Gain/2/          $0.0608      $0.0608       $0.0608       $0.0608
--------------------------------------------------------------------------------
Inception Date                   Aug-96       Aug-96        Aug-96        Aug-96
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 12/31/02/3/
A Shares                       NAV      Offer
---------------------------------------------
1-Year                     -13.65%    -18.62%
---------------------------------------------
5-Year                       2.78%      1.57%
---------------------------------------------
Since Inception              6.33%      5.35%
---------------------------------------------

B Shares                  w/o CDSC     w/CDSC
---------------------------------------------
1-Year                     -14.28%    -17.66%
---------------------------------------------
5-Year                       2.02%      1.85%
---------------------------------------------
Since Inception              5.55%      5.55%
---------------------------------------------

C Shares                       NAV
---------------------------------------------
1-Year                     -14.27%
---------------------------------------------
5-Year                       2.03%
---------------------------------------------
Since Inception              5.56%
---------------------------------------------

R Shares                       NAV
---------------------------------------------
1-Year                     -13.40%
---------------------------------------------
5-Year                       3.03%
---------------------------------------------
Since Inception              6.60%
---------------------------------------------

Yields/6/
A Shares                       NAV      Offer
---------------------------------------------
SEC 30-Day Yield             2.67%      2.52%
---------------------------------------------
Distribution Rate            2.04%      1.92%
---------------------------------------------

B Shares                       NAV
---------------------------------------------
SEC 30-Day Yield             2.07%
---------------------------------------------
Distribution Rate            1.25%
---------------------------------------------

C Shares                       NAV
---------------------------------------------
SEC 30-Day Yield             2.07%
---------------------------------------------
Distribution Rate            1.25%
---------------------------------------------

R Shares                       NAV
---------------------------------------------
SEC 30-Day Yield             3.08%
---------------------------------------------
Distribution Rate            2.30%
---------------------------------------------

Top Five Stock Holdings/4/
Citigroup Inc.                          2.72%
---------------------------------------------
ConocoPhillips                          2.47%
---------------------------------------------
Bank of America Corporation             2.08%
---------------------------------------------
Liberty Media Corporation - Class A     2.00%
---------------------------------------------
Diageo plc Sponsored ADR                1.85%
---------------------------------------------

Portfolio Allocation/4/

[PIE CHART APPEARS HERE]

           Equities                     56.6%
           ----------------------------------
           U.S. Government Obligations  40.0%
           ----------------------------------
           Cash Equivalents/Other        3.4%
           ----------------------------------

Top Five Stock Sectors/4/
Financials                             14.73%
---------------------------------------------
Consumer Discretionary                 11.73%
---------------------------------------------
Industrials                             7.13%
---------------------------------------------
Healthcare                              5.81%
---------------------------------------------
Energy                                  5.37%
---------------------------------------------

Portfolio Statistics
Net Assets ($000)                     $60,808
---------------------------------------------
Average Market Capitalization
  (Stocks)                        $49 billion
---------------------------------------------
Average P/E (Stocks)                     28.4
---------------------------------------------
Number of Stocks                           44
---------------------------------------------
Average Duration (Bonds)                 4.48
---------------------------------------------
Expense Ratio/5/                        1.25%
---------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

1 Paid December 30, 2002. This is the latest annual taxable income dividend declared during the period ended December 31, 2002.

2    Paid December 4, 2002.

3 Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return figures.

4 As a percentage of total market value as of December 31, 2002. Holdings are subject to change.

5    For Class A shares after credit/reimbursement.

6 Distribution yields may differ from SEC yields due to, among other factors, amortization of post-purchase bond premiums and differences between portfolio earnings and distribution rates.

                           Semiannual Report | Page 7

--------------------------------------------------------------------------------
Fund Spotlight as of 12/31/02                         Nuveen European Value Fund
================================================================================
Quick Facts

                              A Shares      B Shares      C Shares      R Shares
--------------------------------------------------------------------------------
Net Asset Value                 $14.47        $14.39        $14.39        $14.48
--------------------------------------------------------------------------------
Latest Dividend/1/             $0.1462       $0.0227       $0.0227       $0.1877
--------------------------------------------------------------------------------
Inception Date                  May-98        May-98        May-98        May-98
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 12/31/02/2/
A Shares                              NAV      Offer
----------------------------------------------------
1-Year                            -20.03%    -24.65%
----------------------------------------------------
Since Inception                    -4.00%     -5.23%
----------------------------------------------------

B Shares                         w/o CDSC     w/CDSC
----------------------------------------------------
1-Year                            -20.59%    -23.76%
----------------------------------------------------
Since Inception                    -4.68%     -5.05%
----------------------------------------------------

C Shares                              NAV
----------------------------------------------------
1-Year                            -20.55%
----------------------------------------------------
Since Inception                    -4.68%
----------------------------------------------------

R Shares                              NAV
----------------------------------------------------
1-Year                            -19.79%
----------------------------------------------------
Since Inception                    -3.76%
----------------------------------------------------

Country Allocation/3/
United Kingdom                                44.82%
----------------------------------------------------
Switzerland                                   16.46%
----------------------------------------------------
Netherlands                                   11.77%
----------------------------------------------------
Belgium                                        8.14%
----------------------------------------------------
France                                         7.06%
----------------------------------------------------
United States                                  4.44%
----------------------------------------------------
Germany                                        3.91%
----------------------------------------------------
Finland                                        3.40%
----------------------------------------------------

Top Five Stock Holdings/3/
Groupe Bruxelles Lambert SA                    8.14%
----------------------------------------------------
Total Fina Elf SA Sponsored ADR                7.06%
----------------------------------------------------
Royal Bank of Scotland                         4.69%
----------------------------------------------------
National Grid Group plc                        4.62%
----------------------------------------------------
Glaxo Wellcome plc Sponsored ADR               4.53%
----------------------------------------------------

Portfolio Allocation/3/

[PIE CHART APPEARS HERE]

                      Equities                 95.6%
        --------------------------------------------
                      Cash Equivalents/Other    4.4%
        --------------------------------------------

Top Five Sectors/3/
Financials                                    29.20%
----------------------------------------------------
Consumer Discretionary                        17.76%
----------------------------------------------------
Energy                                        11.10%
----------------------------------------------------
Healthcare                                     8.91%
----------------------------------------------------
Consumer Staples                               8.84%
----------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $6,228
----------------------------------------------------
Beta                                            0.87
----------------------------------------------------
Average Market Capitalization (Stocks)   $72 billion
----------------------------------------------------
Number of Stocks                                  22
----------------------------------------------------
Expense Ratio/4/                               1.55%
----------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

1 Paid December 30, 2002. This is the latest annual taxable income dividend declared during the period ended December 31, 2002.

2 Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return figures.

3 As a percentage of total market value as of December 31, 2002. Holdings are subject to change.

4 For Class A shares after credit/reimbursement.

                           Semiannual Report | Page 8

Portfolio of Investments (Unaudited)
NUVEEN LARGE-CAP VALUE FUND
December 31, 2002

   Shares Description                                                       Market Value
----------------------------------------------------------------------------------------
          COMMON STOCKS - 95.2%
          Consumer Discretionary - 17.5%

  314,200 Clear Channel Communications, Inc. #                           $    11,716,518

  534,389 Comcast Corporation - Class A #                                     12,595,549

  137,649 Gannett Co., Inc.                                                    9,883,198

  693,232 Koninklijke (Royal) Philips Electronics N.V. - New York Shares      12,256,342

1,631,300 Liberty Media Corporation - Class A #                               14,583,822

  438,750 McDonald's Corporation                                               7,055,100

  330,250 Sears, Roebuck and Co.                                               7,909,488

  461,550 Target Corporation                                                  13,846,500
----------------------------------------------------------------------------------------
          Consumer Staples - 7.4%

  370,650 Diageo plc Sponsored ADR                                            16,234,470

  192,850 The Estee Lauder Companies Inc. - Class A                            5,091,240

  138,200 Kimberly-Clark Corporation                                           6,560,354

  234,500 PepsiCo, Inc.                                                        9,900,590
----------------------------------------------------------------------------------------
          Energy - 9.7%

  496,784 ConocoPhillips                                                      24,039,378

  376,859 EnCana Corp.                                                        11,720,315

  196,750 Total Fina Elf SA Sponsored ADR                                     14,067,625
----------------------------------------------------------------------------------------
          Financials - 26.9%

  271,850 Bank of America Corporation                                         18,912,604

  402,800 Bank One Corporation                                                14,722,340

  672,454 Citigroup Inc.                                                      23,663,656

  259,450 Fannie Mae                                                          16,690,419

  133,600 The Goldman Sachs Group, Inc.                                        9,098,160

  355,600 Loews Corporation                                                   15,809,976

  548,450 MetLife, Inc.                                                       14,830,088

  740,556 Travelers Property Casualty Corp. - Class A                         10,849,145

  299,400 Wells Fargo & Company                                               14,032,878
----------------------------------------------------------------------------------------
          Healthcare - 9.7%

  258,300 Baxter International Inc.                                            7,232,400

   98,950 CIGNA Corporation                                                    4,068,824

  153,250 Guidant Corporation #                                                4,727,763

  214,600 HCA Inc.                                                             8,905,900

  337,900 Pfizer Inc.                                                         10,329,603

  391,700 Wyeth                                                               14,649,580
----------------------------------------------------------------------------------------
          Industrials - 11.3%

  213,100 Caterpillar Inc.                                                     9,742,932

1,155,300 Cendant Corporation #                                               12,107,544

   63,450 General Dynamics Corporation                                         5,036,027

  351,602 General Electric Company                                             8,561,509

  158,163 Northrop Grumman Corporation                                        15,341,811

----
9

Portfolio of Investments (Unaudited)
NUVEEN LARGE-CAP VALUE FUND (continued)
December 31, 2002

      Shares Description                                                Market Value
------------------------------------------------------------------------------------
             Industrials (continued)

     131,000 SPX Corporation #                                      $     4,905,950

      41,500 Union Pacific Corporation                                    2,484,605
------------------------------------------------------------------------------------
             Information Technology - 3.8%

     366,650 Accenture Ltd. - Class A #                                   6,596,034

     738,500 Hewlett-Packard Company                                     12,820,360
------------------------------------------------------------------------------------
             Materials - 2.8%

     288,700 Weyerhaeuser Company                                        14,206,927
------------------------------------------------------------------------------------
             Telecommunication Services - 3.8%

     200,440 AT&T Corp.                                                   5,233,488

     367,366 Verizon Communications Inc.                                 14,235,431
------------------------------------------------------------------------------------
             Utilities - 2.3%

     260,800 Entergy Corporation                                         11,889,872
------------------------------------------------------------------------------------
             Total Common Stocks (cost $485,567,494)                    489,146,315

             ---------------------------------------------------------------------
             PREFERRED STOCKS - 2.1%

             Consumer Discretionary - 2.1%

     466,965 The News Corporation Limited Sponsored ADR                  10,576,757
------------------------------------------------------------------------------------
             Total Preferred Stocks (cost $8,749,799)                    10,576,757

             ---------------------------------------------------------------------
             Total Long-Term Investments (cost $494,317,293) -          499,723,072
              97.3%

             ---------------------------------------------------------------------

   Principal
Amount (000) Description                                                Market Value
------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 3.0%
    $ 15,464 State Street Bank Repurchase Agreement, 0.950%, dated       15,464,000
   ---------  12/31/02, due 1/02/03 repurchase price $15,464,816, collateralized by U.S. Treasury Bonds

             ---------------------------------------------------------------------
             Total Short-Term Investments (cost $15,464,000)             15,464,000

             ---------------------------------------------------------------------
             Total Investments (cost $509,781,293) - 100.3%             515,187,072

             ---------------------------------------------------------------------
             Other Assets Less Liabilities - (0.3)%                      (1,695,321)

             ---------------------------------------------------------------------
             Net Assets - 100%                                      $   513,491,751

             ---------------------------------------------------------------------

           #  Non-income producing.

                                See accompanying notes to financial statements.

----
10

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND
December 31, 2002

                                                                                Market
 Shares Description                                                              Value
--------------------------------------------------------------------------------------
        COMMON STOCKS - 37.4%

        Consumer Discretionary - 6.8%

 24,400 Clear Channel Communications, Inc. #                           $       909,876

 40,025 Comcast Corporation - Class A #                                        943,389

 10,643 Gannett Co., Inc.                                                      764,167

 53,154 Koninklijke (Royal) Philips Electronics N.V. - New York Shares         939,763

119,500 Liberty Media Corporation - Class A #                                1,068,330

 34,050 McDonald's Corporation                                                 547,524

 22,600 Sears, Roebuck and Co.                                                 541,270

 32,550 Target Corporation                                                     976,500
--------------------------------------------------------------------------------------
        Consumer Staples - 2.9%

 27,750 Diageo plc Sponsored ADR                                             1,215,450

 14,400 The Estee Lauder Companies Inc. - Class A                              380,160

 10,450 Kimberly-Clark Corporation                                             496,062

 17,600 PepsiCo, Inc.                                                          743,072
--------------------------------------------------------------------------------------
        Energy - 3.7%

 34,545 ConocoPhillips                                                       1,671,633

 28,580 EnCana Corp.                                                           888,838

 14,800 Total Fina Elf SA Sponsored ADR                                      1,058,200
--------------------------------------------------------------------------------------
        Financials - 10.6%

 21,200 Bank of America Corporation                                          1,474,884

 29,300 Bank One Corporation                                                 1,070,915

 49,259 Citigroup Inc.                                                       1,733,424

 18,900 Fannie Mae                                                           1,215,837

 10,450 The Goldman Sachs Group, Inc.                                          711,645

 24,650 Loews Corporation                                                    1,095,939

 41,100 MetLife, Inc.                                                        1,111,344

 59,459 Travelers Property Casualty Corp. - Class A                            871,074

 22,650 Wells Fargo & Company                                                1,061,606
--------------------------------------------------------------------------------------
        Healthcare - 3.8%

 21,150 Baxter International Inc.                                              592,200

  7,000 CIGNA Corporation                                                      287,840

 11,750 Guidant Corporation #                                                  362,488

 16,150 HCA Inc.                                                               670,225

 25,400 Pfizer Inc.                                                            776,478

 28,850 Wyeth                                                                1,078,990
--------------------------------------------------------------------------------------
        Industrials - 4.6%

 15,450 Caterpillar Inc.                                                       706,374

 89,700 Cendant Corporation #                                                  940,056

  6,650 General Dynamics Corporation                                           527,811

 26,444 General Electric Company                                               643,911

----
11

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND (continued)
December 31, 2002

                                                                  Market
       Shares Description                                          Value
       -----------------------------------------------------------------
              Industrials (continued)

       11,975 Northrop Grumman Corporation               $     1,161,575

       10,150 SPX Corporation #                                  380,118

        3,050 Union Pacific Corporation                          182,604
       -----------------------------------------------------------------
              Information Technology - 1.5%

       30,550 Accenture Ltd. - Class A #                         549,595

       53,900 Hewlett-Packard Company                            935,704
       -----------------------------------------------------------------
              Materials - 1.1%

       21,100 Weyerhaeuser Company                             1,038,331
       -----------------------------------------------------------------
              Telecommunication Services - 1.5%

       14,700 AT&T Corp.                                         383,817

       28,247 Verizon Communications Inc.                      1,094,571
       -----------------------------------------------------------------
              Utilities - 0.9%

       18,950 Entergy Corporation                                863,931
       -----------------------------------------------------------------
              Total Common Stocks (cost $35,765,858)          36,667,521

              ----------------------------------------------------------
              PREFERRED STOCKS - 0.8%

              Consumer Cyclicals - 0.8%

       33,600 The News Corporation Limited Sponsored ADR         761,040
       -----------------------------------------------------------------
              Total Preferred Stocks (cost $633,020)             761,040

              ----------------------------------------------------------

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS - 60.5%

             Alabama - 0.5%

     $   455 Alabama Water Pollution Control Authority, Revolving Fund     8/05 at 100.00       AAA $       510,446
              Loan Bonds, Series 1994,6.625%, 8/15/08
-------------------------------------------------------------------------------------------------------------------
             Arizona - 0.1%

         140 Salt River Agricultural Improvement and Power District,       1/03 at 102.00        AA         143,244
              Arizona, Salt River Project Electric System, Refunding
              Revenue Bonds, 1993 Series B, 5.250%, 1/01/11
-------------------------------------------------------------------------------------------------------------------
             California - 6.8%

       2,495 City of Escondido, California, Multifamily Housing Revenue    7/05 at 101.50       AAA       2,684,545
              Refunding Bonds, Series 1997B (Morning View Terrace
              Apartments), 5.400%, 1/01/27 (Mandatory put 7/01/07)

         735 Northern California Power Agency, Geothermal Project Number     No Opt. Call        A-         831,123
              3 Revenue Bonds, Series 1993, 5.650%, 7/01/07

         250 County of Orange, California, Refunding Recovery Bonds,         No Opt. Call       AAA         297,993
              1995 Series A, 6.000%, 6/01/10

       1,495 Palmdale Civic Authority, California, Revenue Bonds, 1997     7/07 at 102.00       AAA       1,690,785
              Series A (Civic Center Refinancing), 5.375%, 7/01/12

       1,000 San Diego County, California, Certificates of                 9/09 at 101.00      Baa3       1,073,490
              Participation, Series 1999, Burnham Institute,
              5.700%, 9/01/11
-------------------------------------------------------------------------------------------------------------------
             Colorado - 4.8%

       2,000 City and County of Denver, Colorado, Airport System Revenue  11/06 at 102.00       AAA       2,207,520
              Bonds, Series 1996A, 5.625%,11/15/08 (Alternative Minimum
              Tax)

       1,000 City and County of Denver, Colorado, Airport Special          1/09 at 101.00       AAA       1,136,840
              Facilities Revenue Bonds (Rental Car Projects),
              Series 1999A, 6.000%, 1/01/13 (Alternative Minimum Tax)

       2,000 Metropolitan Football Stadium District, Colorado, Sales Tax     No Opt. Call       AAA       1,396,620
              Revenue Bonds, Series 1999A, 0.000%, 1/01/12

----
12

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Connecticut - 3.6%

     $ 1,075 Connecticut Housing Finance Authority, Housing Mortgage       5/06 at 102.00       AAA $     1,105,874
              Finance Program Bonds, 1996 Series B (Subseries B-2),
              5.750%, 11/15/08 (Alternative Minimum Tax)

         850 State of Connecticut Health and Educational Facilities          No Opt. Call       BBB         893,852
              Authority, Revenue Bonds, Hospital for Special Care Issue,
              Series B, 5.125%, 7/01/07

       1,485 Connecticut Development Authority, First Mortgage Gross      12/06 at 103.00      BBB+       1,534,257
              Revenue Healthcare Project Refunding Bonds, Series 1998A
              (Elim Park Baptist Home, Inc. Project), 4.875%, 12/01/07
-------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.6%

             District of Columbia, Washington D.C., General Obligation
             Refunding Bonds, Series 1994A-1:
         245  6.500%, 6/01/10                                                No Opt. Call       AAA         298,792
         255  6.500%, 6/01/10                                                No Opt. Call       AAA         307,522
-------------------------------------------------------------------------------------------------------------------
             Georgia - 1.6%

       2,000 Development Authority of Fulton County, Georgia, Special      5/08 at 101.00        BB       1,374,700
              Facilities Revenue Bonds (Delta Air Lines, Inc. Project),
              Series 1998, 5.300%, 5/01/13 (Alternative Minimum Tax)

         165 Georgia Housing and Finance Authority, Single Family          6/06 at 102.00       AAA         165,642
              Mortgage Bonds, 1996 Series A (Subseries A-2), 5.875%,
              12/01/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Idaho - 0.9%

         800 Idaho Housing and Finance Association, Single Family          1/07 at 102.00        A1         856,520
              Mortgage Bonds, 1997 Series D, 5.950% 7/01/09 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Illinois - 6.0%

       1,075 Village of Bolingbrook, Will and DuPage Counties, Illinois,     No Opt. Call       AAA       1,314,166
              Residential Mortgage Revenue Bonds, Series 1979, 7.500%,
              8/01/10

             Illinois Development Finance Authority, Economic
             Development Revenue Bonds, Series 1998 (Latin School of
             Chicago Project):
         270  5.200%, 8/01/11                                              8/08 at 100.00      Baa2         278,529
         200  5.250%, 8/01/12                                              8/08 at 100.00      Baa2         205,714
         580  5.300%, 8/01/13                                              8/08 at 100.00      Baa2         594,262

       1,675 Illinois Health Facilities Authority, Revenue Bonds, Series   7/04 at 102.00    N/R***       1,850,758
              1985 (St. Elizabeth's Hospital of Chicago, Inc.), 7.250%,
              7/01/05 (Pre-refunded to 7/01/04)

       1,500 Illinois Health Facilities Authority, Revenue Bonds, Series  11/03 at 102.00         A       1,545,630
              1993 (OSF Healthcare System), 6.000%, 11/15/10

          50 Illinois Health Facilities Authority, FHA-Insured Mortgage    2/06 at 102.00       AAA          54,176
              Revenue Bonds, Series 1996 (Sinai Health System), 5.500%,
              2/15/09
-------------------------------------------------------------------------------------------------------------------
             Maine - 0.3%

         255 Town of Winslow, Maine, General Obligation Tax Increment      3/07 at 102.00       AAA         279,829
              Financing Bonds (Crowe Rope Industries Project), 1997
              Series A, 6.000%, 3/01/11 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.8%

       1,885 Massachusetts Development Finance Agency, Resource Recovery  12/08 at 102.00       BBB       1,669,752
              Revenue Bonds, Ogden Haverhill Project, Series 1998B,
              5.200%, 12/01/13 (Alternative Minimum Tax)

         250 Massachusetts Health and Educational Facilities Authority,    7/06 at 102.00       AAA         286,655
              Revenue Bonds, Melrose-Wakefield Healthcare Corporation
              Issue, Series C, 5.700%, 7/01/08 (Pre-refunded to 7/01/06)

         730 Massachusetts Turnpike Authority, Western Turnpike Revenue    1/03 at 100.00       AAA         755,696
              Bonds, 1997 Series A, 5.550%, 1/01/17
-------------------------------------------------------------------------------------------------------------------
             Michigan - 0.5%

         540 Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00      BBB-         501,120
              Bonds (Detroit Medical Center Obligated Group),
              Series 1998A, 5.000%, 8/15/13
-------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.8%

             Jones County, Mississippi, Hospital Revenue Refunding Bonds
             (South Central Regional Medical Center Project),
             Series 1997:
       1,285  5.350%, 12/01/10                                            12/07 at 100.00      BBB+       1,303,607
         500  5.400%, 12/01/11                                            12/07 at 100.00      BBB+         504,310

----
13

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND (continued)
December 31, 2002

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Nevada - 1.7%
     $ 1,270 Nevada Housing Division, Single Family Mortgage Bonds, 1997   4/07 at 102.00       Aa3 $1,364,577
              Mezzanine Series B-1, 6.000%, 4/01/15 (Alternative Minimum
              Tax)

         250 Airport Authority of Washoe County, Reno, Nevada, Airport     7/03 at 102.00       AAA    260,280
              Revenue Refunding Bonds, Series 1993B, 5.875%, 7/01/11
--------------------------------------------------------------------------------------------------------------
             New Hampshire - 1.5%

       1,450 New Hampshire Higher Educational and Health Facilities        1/07 at 102.00      BBB-  1,496,125
              Authority, Revenue Bonds, Series 1997, New Hampshire
              College, 6.200%, 1/01/12
--------------------------------------------------------------------------------------------------------------
             New York - 9.8%

       2,000 City University of New York, New York, Certificates of          No Opt. Call       AA-  2,244,080
              Participation (John Jay College of Criminal Justice
              Project Refunding), Series 1995A, 6.000%, 8/15/06

       5,000 Erie County Industrial Development Agency, New York, Solid   12/10 at 103.00       N/R  1,000,000
              Waste Disposal Facility Revenue Bonds (1998 CanFibre of
              Lackawanna Project), 8.875%, 12/01/13 (Alternative Minimum
              Tax) ##

         500 Metropolitan Transportation Authority, New York, Transit        No Opt. Call       AAA    575,770
              Facilities Service Contract Bonds, Series O, 5.750%,
              7/01/07

         250 City of New York, New York, General Obligation Bonds,        11/06 at 101.50         A    266,693
              Fiscal 1997 Series D, 5.875%, 11/01/11

         500 City of New York, New York, General Obligation Bonds,         4/07 at 101.00         A    557,025
              Fiscal 1997 Series I, 6.000%, 4/15/09

       1,000 City of New York, New York, General Obligation Bonds,         8/07 at 101.00         A  1,065,060
              Fiscal 1998 Series D, 5.500%, 8/01/10

         115 Dormitory Authority of the State of New York, Revenue         1/03 at 102.00        A3    117,774
              Bonds, City University Issue, Series U, 6.375%, 7/01/08

         285 New York State Urban Development Corporation, State             No Opt. Call       AA-    319,428
              Facilities Revenue Bonds, 1995 Refunding Series, 6.250%,
              4/01/06

       1,700 New York State Urban Development Corporation, Project         1/03 at 102.00       AA-  1,738,369
              Revenue Bonds (Cornell Center for Theory and Simulation in
              Science and Engineering Grant), Series 1993, 5.900%,
              1/01/07

       1,430 New York State Urban Development Corporation, Youth             No Opt. Call       AA-  1,642,083
              Facilities Service Contract Revenue Bonds, Series 1997,
              6.500%, 4/01/07
--------------------------------------------------------------------------------------------------------------
             North Carolina - 2.1%
       1,625 North Carolina Municipal Power Agency Number 1, Catawba         No Opt. Call       AAA  2,102,132
              Electric Revenue Bonds, Series 1980, 10.500%, 1/01/10
--------------------------------------------------------------------------------------------------------------
             Ohio - 4.4%

       1,750 City of Dayton, Ohio, Special Facilities Revenue Refunding      No Opt. Call       BB+  1,604,767
              Bonds, 1988 Series C (Emery Air Freight Corporation and
              Emery Worldwide Airlines, Inc. - Guarantors), 6.050%,
              10/01/09

       1,500 County of Lorain, Ohio, Healthcare Facilities Revenue         2/08 at 101.00       BBB  1,484,655
              Refunding Bonds, Series 1998A (Kendal at Oberlin), 5.375%,
              2/01/12

       1,225 Ohio Building Authority, State Facilities Bonds, Toledo       4/03 at 100.00       AAA  1,252,060
              Government Office Building, Series 1982A Refunding,
              10.125%, 10/01/06 (Pre-refunded to 4/01/03)
--------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.2%

       1,000 Oklahoma Industries Authority, Health System Revenue            No Opt. Call       AAA  1,145,970
              Refunding Bonds (Obligated Group consisting of INTEGRIS
              Baptist Medical Center, Inc., INTEGRIS South Oklahoma City
              Hospital Corporation and INTEGRIS Rural Health, Inc.),
              Series 1995D, 6.000%, 8/15/07
--------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.9%

         760 City of Providence, Rhode Island, General Obligation Bonds,   7/07 at 101.00       AAA    875,467
              1997 Series A, 6.000%, 7/15/09
--------------------------------------------------------------------------------------------------------------
             South Carolina - 1.1%

       1,000 Greenville County School District, South Carolina,           12/12 at 101.00       AA-  1,118,390
              Installment Purchase Revenue Bonds, Series 2002,
              5.875%, 12/01/19
--------------------------------------------------------------------------------------------------------------
             Tennessee - 2.8%

       2,700 Cookeville Industrial Development Board, Tennessee,          10/03 at 102.00        A-  2,779,137
              Hospital Revenue Refunding Bonds, Series 1993, Cookeville
              General Hospital Project, 5.750%, 10/01/10

----
14

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Texas - 3.6%

     $ 2,000 Abilene Higher Education Authority, Inc., Texas, Student     11/08 at 100.00       Aa3 $     2,060,420
              Loan Revenue Bonds, Subordinate Series 1998B, 5.050%,
              7/01/13 (Alternative Minimum Tax)

         250 City of San Antonio, Texas, Airport System Improvement        7/06 at 101.00       AAA         270,358
              Revenue Bonds, Series 1996, 5.700%, 7/01/09 (Alternative
              Minimum Tax)

         140 Texas Department of Housing and Community Affairs, Single     9/06 at 102.00       AAA         150,115
              Family Mortgage Revenue Bonds, 1996 Series E, 5.750%,
              3/01/10

       1,060 Tyler Health Facilities Development Corporation, Texas,       1/03 at 100.00      Baa1       1,060,244
              Hospital Revenue Bonds (Mother Frances Hospital Regional
              HealthCare Center Project), Series 1997A, 5.500%, 7/01/09
-------------------------------------------------------------------------------------------------------------------
             Utah - 0.2%

         200 Utah State Board of Regents, Student Loan Revenue Bonds,     11/05 at 102.00       AAA         216,480
              Series 1995N, 6.000%, 5/01/08 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Washington - 0.9%

         800 Washington Public Power Supply System, Project No. 3,         7/06 at 102.00       AAA         905,214
              Refunding Revenue Bonds, Series 1996-A, 5.700%, 7/01/09
-------------------------------------------------------------------------------------------------------------------
     $61,000 Total Municipal Bonds (cost $61,263,940)                                                    59,326,642
-------------------------------------------------------------------------------------------------------------------
------------
             Total Long-Term Investments (cost $97,662,818) - 98.7%                                      96,755,203

             -----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.3%                                                         1,284,046

             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    98,039,249

             -----------------------------------------------------------------------------------------------------

            * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
              Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
            # Non-income producing security.
           ## Non-income producing security. In September of 2002, the Erie
              County Acquisition Corporation, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Lackawanna) took possession of the CanFibre of Lackawanna assets on behalf of the various Nuveen Funds.
              Erie County Acquisition Corporation, Inc. has determined that a sale of the facility is in the best interests of shareholders and is proceeding accordingly.

                                See accompanying notes to financial statements.

----
15

Portfolio of Investments (Unaudited)
NUVEEN BALANCED STOCK AND BOND FUND
December 31, 2002

                                                                            Market
 Shares Description                                                          Value
----------------------------------------------------------------------------------
        COMMON STOCKS - 55.3%

        Consumer Discretionary - 10.6%

 21,550 Clear Channel Communications, Inc. #                           $   803,600

 36,770 Comcast Corporation - Class A #                                    866,669

  8,994 Gannett Co., Inc.                                                  645,769

 51,261 Koninklijke (Royal) Philips Electronics N.V. - New York Shares     906,294

135,900 Liberty Media Corporation - Class A #                            1,214,946

 33,300 McDonald's Corporation                                             535,464

 21,050 Sears, Roebuck, and Co.                                            504,148

 32,600 Target Corporation                                                 978,000
----------------------------------------------------------------------------------
        Consumer Staples - 4.3%

 25,650 Diageo plc Sponsored ADR                                         1,123,470

 13,250 The Estee Lauder Companies Inc. - Class A                          349,800

  9,150 Kimberly-Clark Corporation                                         434,351

 16,050 PepsiCo, Inc.                                                      677,631
----------------------------------------------------------------------------------
        Energy - 5.4%

 30,955 ConocoPhillips                                                   1,497,912

 25,242 EnCana Corp.                                                       785,026

 13,600 Total Fina Elf SA Sponsored ADR                                    972,400
----------------------------------------------------------------------------------
        Financials - 14.6%

 18,100 Bank of America Corporation                                      1,259,217

 19,200 Bank One Corporation                                               701,760

 46,774 Citigroup Inc.                                                   1,645,977

 16,950 Fannie Mae                                                       1,090,394

 10,100 The Goldman Sachs Group, Inc.                                      687,810

 21,150 Loews Corporation                                                  940,329

 37,850 MetLife, Inc.                                                    1,023,464

 49,236 Travelers Property Casualty Corp. - Class A                        721,307

 18,250 Wells Fargo & Company                                              855,378
----------------------------------------------------------------------------------
        Healthcare - 5.8%

 19,300 Baxter International Inc.                                          540,400

  7,700 CIGNA Corporation                                                  316,624

 12,350 Guidant Corporation #                                              380,998

 14,750 HCA Inc.                                                           612,125

 23,400 Pfizer Inc.                                                        715,338

 25,550 Wyeth                                                              955,570
----------------------------------------------------------------------------------
        Industrials - 7.1%

 16,850 Caterpillar Inc.                                                   770,382

 83,200 Cendant Corporation #                                              871,936

  6,600 General Dynamics Corporation                                       523,842

 24,059 General Electric Company                                           585,837

 10,875 Northrop Grumman Corporation                                     1,054,875

----
16

                                                                              Market
      Shares Description                                                       Value
------------------------------------------------------------------------------------
             Industrials (continued)

       9,250 SPX Corporation #                                       $       346,413

       2,850 Union Pacific Corporation                                       170,630
------------------------------------------------------------------------------------
             Information Technology - 2.2%

      26,500 Accenture Ltd. - Class A #                                      476,735

      48,550 Hewlett-Packard Company                                         842,828
------------------------------------------------------------------------------------
             Materials - 1.5%

      18,900 Weyerhaeuser Company                                            930,069
------------------------------------------------------------------------------------
             Telecommunication Services - 2.4%

      15,500 AT&T Corp.                                                      404,705

      27,797 Verizon Communications Inc.                                   1,077,130
------------------------------------------------------------------------------------
             Utilities - 1.4%

      18,750 Entergy Corporation                                             854,812
------------------------------------------------------------------------------------
             Total Common Stocks (cost $33,407,792)                       33,652,365

             ----------------------------------------------------------------------
             PREFERRED STOCKS - 1.1%

             Consumer Discretionary - 1.1%

      29,007 The News Corporation Limited, Common Stock, American            657,009
              Depositary Receipts
------------------------------------------------------------------------------------
             Total Preferred Stocks (cost $562,617)                          657,009

             ----------------------------------------------------------------------

   Principal
Amount (000) Description                                                Market Value
------------------------------------------------------------------------------------
             U.S. GOVERNMENT and AGENCY OBLIGATIONS - 40.0%

             U.S. Treasury Bonds - 8.7%

             United States of America Treasury Bonds:

     $ 2,950 7.250%, 5/15/16                                               3,778,307

       1,295 6.000%, 2/15/26                                               1,484,446
------------------------------------------------------------------------------------
             U.S. Treasury Notes - 31.3%

       2,300 4.250%, 5/31/03                                               2,329,470

       2,650 7.875%, 11/15/04                                              2,960,031

       2,885 6.500%, 5/15/05                                               3,203,366

       2,840 7.000%, 7/15/06                                               3,293,625

       3,225 4.750%, 11/15/08                                              3,521,300

       3,215 5.750%, 8/15/10                                               3,697,504
------------------------------------------------------------------------------------
     $21,360 Total U.S. Government and Agency Obligations (cost           24,268,049
              $22,045,271)
------------------------------------------------------------------------------------
------------
             Total Long-Term Investments (cost $56,015,680) - 96.4%       58,577,423

             ----------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 3.3%

     $ 2,029 State Street Bank Repurchase Agreement, 0.950%, dated         2,029,000
------------  12/31/02, due 1/02/03, repurchase price, $2,029,107, collateralized by U.S. Treasury Bonds


             ----------------------------------------------------------------------
             Total Short-Term Investments (cost $2,029,000)                2,029,000

             ----------------------------------------------------------------------
             Total Investments (cost $58,044,680) - 99.7%                 60,606,423

             ----------------------------------------------------------------------
             Other Assets Less Liabilities - 0.3%                            201,281

             ----------------------------------------------------------------------
             Net Assets - 100%                                       $    60,807,704

             ----------------------------------------------------------------------

            # Non-income producing.
                                See accompanying notes to financial statements.

----
17

Portfolio of Investments (Unaudited)
NUVEEN EUROPEAN VALUE FUND
December 31, 2002


Shares Description                                                     Market Value
-----------------------------------------------------------------------------------
       COMMON STOCKS - 96.4%

       Consumer Discretionary - 17.9%

 8,100 Bayerische Motoren Werke (BMW) AG                            $       245,810

56,800 Burberry Group plc                                                   205,288

14,594 Koninklijke (Royal) Philips Electronics N.V. - New York              258,022
        Shares

22,300 Pearson plc                                                          206,250

11,500 Wolters Kluwer NV Sponsored ADR                                      200,319
-----------------------------------------------------------------------------------
       Consumer Staples - 8.9%

 6,250 Diageo plc Sponsored ADR                                             273,750

 5,350 Nestle SA Sponsored ADR                                              281,811
-----------------------------------------------------------------------------------
       Energy - 11.2%

 6,250 BP plc                                                               254,063

 6,200 Total Fina Elf SA Sponsored ADR                                      443,300
-----------------------------------------------------------------------------------
       Financials - 29.5%

17,400 ABN AMRO Holding NV                                                  281,532

43,500 Barclays plc                                                         269,618

 8,500 Converium Holding AG ADR #                                           204,850

12,800 Credit Suisse Group Sponsored ADR #                                  272,384

12,500 Groupe Bruxelles Lambert SA                                          511,685

12,300 Royal Bank of Scotland #                                             294,650
-----------------------------------------------------------------------------------
       Healthcare - 9.0%

 7,600 Glaxo Wellcome plc Sponsored ADR                                     284,696

 7,500 Novartis AG ADR                                                      275,475
-----------------------------------------------------------------------------------
       Materials - 3.4%

 6,500 UPM-Kymmene Oyj Sponsored ADR                                        213,915
-----------------------------------------------------------------------------------
       Telecommunication Services - 8.6%

85,000 BT Group plc                                                         266,841

14,900 Vodafone Group plc Sponsored ADR                                     269,988
-----------------------------------------------------------------------------------
       Transportation - 3.2%

75,500 The Peninsular and Oriental Steam Navigation Company                 199,945
-----------------------------------------------------------------------------------
       Utilities - 4.7%

39,500 National Grid Transco plc                                            290,293
-----------------------------------------------------------------------------------
       Total Long-Term Investments (cost $5,860,594)                      6,004,485
       ---------------------------------------------------------------------------

----
18


   Principal                                                                   Market
Amount (000) Description                                                        Value
-------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 4.5%

        $279 State Street Bank Repurchase Agreement, 0.950%, dated        $  279,000
------------  12/31/02, due 1/02/03, repurchase price
              $279,015, collateralized by U.S. Treasury Bonds

             ----------------------------------------------------------------------
             Total Short-Term Investments (cost $279,000)                    279,000
             ----------------------------------------------------------------------
             Total Investments (cost $6,139,594) - 100.9%                  6,283,485
             ----------------------------------------------------------------------
             Other Assets Less Liabilities - (0.9)%                          (55,526)
             ----------------------------------------------------------------------
             Net Assets - 100%                                            $6,227,959
             ----------------------------------------------------------------------

           #  Non-income producing.

         Country Allocation (as a percentage of the fund's net assets)

                              United Kingdom 45.3%
                              --------------------
                              Switzerland     16.6
                              --------------------
                              Netherlands     11.9
                              --------------------
                              Belgium          8.2
                              --------------------
                              France           7.1
                              --------------------
                              United States    4.5
                              --------------------
                              Germany          3.9
                              --------------------
                              Finland          3.4
                              --------------------



                                See accompanying notes to financial statements.

----
19

Statement of Assets and Liabilities (Unaudited)
December 31, 2002

                                                                  Large-Cap  Municipal and     Stock and      European
                                                                      Value          Stock          Bond         Value
-----------------------------------------------------------------------------------------------------------------------
Assets
Investment securities, at market value (cost $509,781,293,
 $97,662,818, $58,044,680 and $6,139,594, respectively)      $ 515,187,072    $ 96,755,203  $60,606,423   $ 6,283,485
 Cash                                                              229,987              --          600            39
Receivables:
 Dividends and interest                                          1,122,294       1,455,988      371,329        30,294
 Investments sold                                                5,470,318       1,094,886      388,476            --
 Shares sold                                                       149,404         110,679       51,543             4
Other assets                                                       239,450          36,377       15,121           674
-----------------------------------------------------------------------------------------------------------------------
   Total assets                                                522,398,525      99,453,133   61,433,492     6,314,496
-----------------------------------------------------------------------------------------------------------------------
Liabilities
Payables:
 Bank borrowings                                                        --         442,959           --            --
 Investments purchased                                           5,487,255         391,184      406,572            --
 Shares redeemed                                                 1,883,996         341,006       61,543        43,555
Accrued expenses:
 Management fees                                                   375,292          45,658       32,120         2,401
 12b-1 distribution and service fees                               171,101          44,605       23,796         1,829
 Shareholders' servicing agent                                     560,635          65,932       35,791         9,098
 Other                                                             428,495          82,540       65,966        29,654
-----------------------------------------------------------------------------------------------------------------------
   Total liabilities                                             8,906,774       1,413,884      625,788        86,537
-----------------------------------------------------------------------------------------------------------------------
Net assets                                                   $ 513,491,751    $ 98,039,249  $60,807,704   $ 6,227,959
-----------------------------------------------------------------------------------------------------------------------
Class A Shares                                               $ 404,480,230    $ 60,418,031  $36,393,735   $ 1,057,433
Net assets                                                      22,728,705       3,046,729    1,719,960        73,085
Shares outstanding                                           $       17.80    $      19.83  $     21.16   $     14.47
Net asset value and redemption price per share
Offering price per share (net asset value per share
 plus maximum sales charge of 5.75% of offering price)       $       18.89    $      21.04  $     22.45   $     15.35
-----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                   $  53,666,598    $ 27,690,698  $11,814,433   $ 1,594,098
Shares outstanding                                               3,053,161       1,342,114      558,224       110,749
Net asset value, offering and redemption price per share     $       17.58    $      20.63  $     21.16   $     14.39
-----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                   $  40,482,378    $  9,232,206  $ 6,902,590   $   278,511
Shares outstanding                                               2,306,874         447,913      325,982        19,349
Net asset value, offering and redemption price per share     $       17.55    $      20.61  $     21.17   $     14.39
-----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                   $  14,862,545    $    698,314  $ 5,696,946   $ 3,297,917
Shares outstanding                                                 833,790          35,781      269,255       227,807
Net asset value, offering and redemption price per share     $       17.83    $      19.52  $     21.16   $     14.48
-----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-----------------------------------------------------------------------------------------------------------------------
Capital paid-in                                              $ 619,554,302    $111,829,756  $64,235,157   $ 8,868,827
Undistributed (Over-distribution of) net investment income          11,362         (97,051)      (7,698)      (82,893)
Accumulated net realized gain (loss) from investments and
 foreign currency transactions                                (111,479,692)    (12,785,841)  (5,981,498)   (2,701,866)
Net unrealized appreciation (depreciation) of investments
 and translation of assets and liabilities denominated in
 foreign currencies                                              5,405,779        (907,615)   2,561,743       143,891
-----------------------------------------------------------------------------------------------------------------------
Net assets                                                   $ 513,491,751   $ 98,039,249   $60,807,704   $ 6,227,959
-----------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
20

Statement of Operations (Unaudited)
Six Months Ended December 31, 2002

                                         Large-Cap    Municipal    Stock and     European
                                             Value    and Stock         Bond        Value
-----------------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign tax
 withheld of $32,827, $2,416,
 $2,073 and $1,884, respectively)   $   5,631,860  $   399,317  $   383,301  $    60,073
Interest                                  122,807    1,668,857      573,551        2,556
-----------------------------------------------------------------------------------------
Total investment income                 5,754,667    2,068,174      956,852       62,629
-----------------------------------------------------------------------------------------
Expenses
Management fees                         2,465,996      390,280      235,712       33,171
12b-1 service fees - Class A              591,995       79,177       48,214        1,807
12b-1 distribution and service
 fees - Class B                           297,614      151,093       59,860        8,971
12b-1 distribution and service
 fees - Class C                           223,048       48,919       34,049        1,576
Shareholders' servicing agent fees
 and expenses                             928,262       83,324       56,430       11,093
Custodian's fees and expenses             101,985       47,782       32,466       19,494
Trustees' fees and expenses                35,350        6,769        3,529          354
Professional fees                          52,994       29,203        4,818        3,372
Shareholders' reports - printing
 and mailing expenses                     101,800        8,469        7,575        1,370
Federal and state registration fees        36,296       22,181       18,765       20,398
Amortization of deferred
 organization costs                            --           --           --       12,130
Other expenses                             24,221        2,404        4,050          516
-----------------------------------------------------------------------------------------
Total expenses before custodian
 fee credit and expense
 reimbursement                          4,859,561      869,601      505,468      114,252
 Custodian fee credit                          --       (2,589)        (217)         (10)
 Expense reimbursement                         --      (67,504)     (48,845)     (56,497)
-----------------------------------------------------------------------------------------
Net expenses                            4,859,561      799,508      456,406       57,745
-----------------------------------------------------------------------------------------
Net investment income                     895,106    1,268,666      500,446        4,884
-----------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from
 investments and foreign currency
 transactions                         (91,801,370)  (6,230,626)  (5,465,766)  (1,408,129)
Net change in unrealized
 appreciation or depreciation of
 investments and translation of
 assets and liabilities
 denominated in foreign currencies    (26,089,097)  (1,730,632)  (1,015,932)     (82,994)
-----------------------------------------------------------------------------------------
Net gain (loss)                      (117,890,467)  (7,961,258)  (6,481,698)  (1,491,123)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations             $(116,995,361) $(6,692,592) $(5,981,252) $(1,486,239)
-----------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
21

Statement of Changes in Net Assets (Unaudited)

                                                                                    Large-Cap Value
                                                                            -------------------------------
                                                                            Six Months Ended      Year Ended
                                                                                    12/31/02         6/30/02
-------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                          $     895,106  $   1,645,572
Net realized gain (loss) from investments and foreign currency transactions      (91,801,370)    (4,527,420)
Net change in unrealized appreciation or depreciation of investments and translation of assets and liabilities denominated in foreign
 currencies                                                                      (26,089,097)   (98,703,834)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                           (116,995,361)  (101,585,682)
-------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
 Class A                                                                          (1,595,719)    (2,099,538)
 Class B                                                                                  --             --
 Class C                                                                                  --             --
 Class R                                                                            (101,796)      (103,668)
From accumulated net realized gains from investments and
 foreign currency transactions:
 Class A                                                                                  --             --
 Class B                                                                                  --             --
 Class C                                                                                  --             --
 Class R                                                                                  --             --
-------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                         (1,697,515)    (2,203,206)
-------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                  58,705,556     99,540,377
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                                     1,104,389      1,334,197
-------------------------------------------------------------------------------------------------------------
                                                                                  59,809,945    100,874,574
Cost of shares redeemed                                                         (149,897,061)  (121,869,916)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions               (90,087,116)   (20,995,342)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           (208,779,992)  (124,784,230)
Net assets at the beginning of period                                            722,271,743    847,055,973
-------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                $ 513,491,751  $ 722,271,743
-------------------------------------------------------------------------------------------------------------

 Undistributed (Over-distribution of) net investment income at the end of
 period                                                                        $      11,362  $     777,480
-------------------------------------------------------------------------------------------------------------

                                                                                  Municipal and Stock
                                                                            ------------------------------
                                                                            Six Months Ended     Year Ended
                                                                                    12/31/02        6/30/02
-----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                           $  1,268,666  $  3,118,265
Net realized gain (loss) from investments and foreign currency transactions       (6,230,626)   (6,224,529)
Net change in unrealized appreciation or depreciation of investments and translation of assets and liabilities denominated in foreign
 currencies                                                                       (1,730,632)   (8,156,217)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                             (6,692,592)  (11,262,481)
-----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
 Class A                                                                          (1,176,605)   (2,446,569)
 Class B                                                                            (215,277)     (633,962)
 Class C                                                                             (69,732)     (213,285)
 Class R                                                                             (16,285)      (31,664)
From accumulated net realized gains from investments and
 foreign currency transactions:
 Class A                                                                                  --      (217,873)
 Class B                                                                                  --      (103,854)
 Class C                                                                                  --       (35,252)
 Class R                                                                                  --        (2,330)
-----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                         (1,477,899)   (3,684,789)
-----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                   3,002,056     7,285,855
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                                     1,114,300     2,446,400
-----------------------------------------------------------------------------------------------------------
                                                                                   4,116,356     9,732,255
Cost of shares redeemed                                                          (11,784,968)  (23,555,735)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                (7,668,612)  (13,823,480)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                            (15,839,103)  (28,770,750)
Net assets at the beginning of period                                            113,878,352   142,649,102
-----------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                 $ 98,039,249  $113,878,352
-----------------------------------------------------------------------------------------------------------

 Undistributed (Over-distribution of) net investment income at the end of
 period                                                                         $    (97,051) $    111,424
-----------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
22

                                                                                    Stock and Bond
                                                                            ------------------------------
                                                                            Six Months Ended     Year Ended
                                                                                    12/31/02        6/30/02
------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                            $   500,446  $  1,137,260
Net realized gain (loss) from investments and foreign currency transactions       (5,465,766)      321,485
Net change in unrealized appreciation or
 depreciation of investments and translation of
 assets and liabilities denominated in foreign
 currencies                                                                       (1,015,932)   (5,293,191)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                                                       (5,981,252)   (3,834,446)
------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
 Class A                                                                            (367,950)     (894,605)
 Class B                                                                             (67,467)     (155,167)
 Class C                                                                             (41,533)      (77,058)
 Class R                                                                             (60,809)     (117,577)
From accumulated net realized gains from
 investments and foreign currency transactions:
 Class A                                                                            (104,998)      (17,664)
 Class B                                                                             (33,635)       (4,754)
 Class C                                                                             (19,497)       (2,403)
 Class R                                                                             (16,128)       (2,003)
------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to
 shareholders                                                                       (712,017)   (1,271,231)
------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                   6,064,807     9,952,978
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions                                                653,106       836,884
------------------------------------------------------------------------------------------------------------
                                                                                   6,717,913    10,789,862
Cost of shares redeemed                                                           (7,201,603)  (10,866,105)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
 share transactions                                                                 (483,690)      (76,243)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                             (7,176,959)   (5,181,920)
Net assets at the beginning of period                                             67,984,663    73,166,583
------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                  $60,807,704  $ 67,984,663
------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net
 investment income at the end of period                                          $    (7,698) $   (128,827)
------------------------------------------------------------------------------------------------------------

                                                                                    European Value
                                                                            -----------------------------
                                                                            Six Months Ended    Year Ended
                                                                                    12/31/02       6/30/02
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                            $     4,884  $     7,149
Net realized gain (loss) from investments and foreign currency transactions       (1,408,129)    (286,281)
Net change in unrealized appreciation or
 depreciation of investments and translation of
 assets and liabilities denominated in foreign
 currencies                                                                          (82,994)    (169,579)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                                                       (1,486,239)    (448,711)
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
 Class A                                                                             (10,894)      (8,615)
 Class B                                                                              (2,560)          --
 Class C                                                                                (444)          --
 Class R                                                                             (42,584)     (28,454)
From accumulated net realized gains from
 investments and foreign currency transactions:
 Class A                                                                                  --           --
 Class B                                                                                  --           --
 Class C                                                                                  --           --
 Class R                                                                                  --           --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to
 shareholders                                                                        (56,482)     (37,069)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                     729,533    2,697,261
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions                                                 23,846       15,195
----------------------------------------------------------------------------------------------------------
                                                                                     753,379    2,712,456
Cost of shares redeemed                                                           (1,783,571)  (3,321,686)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
 share transactions                                                               (1,030,192)    (609,230)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                             (2,572,913)  (1,095,010)
Net assets at the beginning of period                                              8,800,872    9,895,882
----------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                  $ 6,227,959  $ 8,800,872
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net
 investment income at the end of period                                          $   (82,893) $   (31,295)
----------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
23

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust is comprised of the Nuveen Large-Cap Value Fund ("Large-Cap Value"), Nuveen Balanced Municipal and Stock Fund ("Municipal and Stock"), Nuveen Balanced Stock and Bond Fund ("Stock and Bond") and Nuveen European Value Fund ("European Value") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust in 1996.

Large-Cap Value invests primarily in a diversified portfolio of large and mid-cap equities of domestic companies as a source of capital growth. In addition to investments in equity securities, the Fund may invest in cash equivalents and short-term fixed income investments in order to preserve capital or to enhance returns or as a temporary defensive measure.

Municipal and Stock invests in a mix of equities and tax-exempt securities for capital growth, capital preservation and current tax-exempt income. During temporary defensive periods, the Fund may invest any percentage of its assets in temporary investments.

Stock and Bond invests in a mix of equities, taxable bonds and cash equivalents for capital growth, capital preservation and current income. During temporary defensive periods, the Fund may invest any percentage of its assets in temporary investments.

European Value invests primarily in a diversified portfolio of stocks of established, well-known European companies with at least $1 billion in market capitalization and seeks to provide over time a superior total return with moderated risk. In addition to investments in equity securities, the Fund may invest in cash equivalents and short-term investments as a temporary defensive measure. The Fund may invest in a variety of European securities, including American Depository Receipts ("ADRs") and other types of depository receipts; equity securities of European companies that may or may not be publicly traded in the U.S.; Eurodollar convertibles; fixed-income securities of European companies that may or may not be publicly traded in the U.S.; and debt obligations issued or guaranteed by European governments, their agencies, authorities or instrumentalities. All foreign investments involve certain risks in addition to those associated with U.S. investments.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange or Nasdaq on which such securities are primarily traded. Securities traded on a securities exchange or Nasdaq for which there are no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the most recent bid prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal bonds), the pricing service establishes fair market value based on prices of comparable securities. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds or its designee may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the delayed delivery and/or when-issued purchase commitments. At December 31, 2002, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income which includes amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Net ordinary taxable income is declared and distributed to shareholders annually for Large-Cap Value, Municipal and Stock, and European Value and quarterly for Stock and Bond. Tax-exempt net investment income is declared and distributed to shareholders monthly for Municipal and Stock. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income and net realized capital gains, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from investment transactions, where applicable.


--------------------------------------------------------------------------------
24

Federal Income Taxes
Each Fund intends to distribute all income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required. In addition, Municipal and Stock intends to satisfy conditions which will enable interest from municipal obligations, which is exempt from regular federal income tax when received by the Fund, to qualify as exempt-interest dividends when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions made by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available for purchase only under limited circumstances.

Effective January 2, 2002, European Value began imposing a 2% redemption fee on shares that are redeemed or exchanged within 90 days of acquisition. During the six months ended December 31, 2002, no redemption fees were imposed on share redemptions.

Derivative Financial Instruments
The Funds may invest in options, forward and futures contracts, which are sometimes referred to as derivative transactions. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended December 31, 2002.

Expense Allocation
Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Deferred Organization Costs
Costs incurred in connection with European Value's organization and initial registration of shares was deferred and amortized over a 60-month period beginning May 29, 1998. If any of the initial shares of the Fund are redeemed during this period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs as of the date of redemption.

Foreign Currency Translations
To the extent that each Fund invests in securities that are denominated in a currency other than U.S. dollars, each Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investment in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if U.S. dollars fall in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

Foreign Currency Transactions
The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments and assets and liabilities denominated in foreign currencies. Each Fund may engage in foreign currency forward, options and futures contracts. Each Fund will enter into foreign currency transactions for hedging and other permissible risk management purposes only. If the Fund invests in a currency futures or options contract, it must make a margin deposit to secure performance of such contract. With respect to investments in currency futures contracts, each Fund may also be required to make a variation margin deposit because the value of futures contracts fluctuates daily. In addition, each Fund may segregate assets to cover its futures contracts obligations.

The objective of each Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities and other assets and liabilities will decline in value due to changes in foreign currency exchange rates. All foreign currency forward contracts, options and futures transactions are "marked-to-market" daily at the applicable market rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. Each Fund records realized gains and losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The contractual amounts of forward foreign currency exchange contracts does not necessarily represent the


--------------------------------------------------------------------------------
25
amounts potentially subject to risk. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. As of December 31, 2002, there were no open foreign currency forward, options or futures contracts.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                     Large-Cap Value
                                                  ----------------------------------------------------
                                                       Six Months Ended              Year Ended
                                                           12/31/02                   6/30/02
                                                  -------------------------  -------------------------
                                                       Shares         Amount      Shares         Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                          2,880,833  $  54,605,167   3,702,627  $  83,102,447
  Class B                                             96,165      1,753,388     284,665      6,505,287
  Class C                                             72,193      1,337,385     324,865      7,429,027
  Class R                                             53,864      1,009,616     107,997      2,503,616
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                             56,954      1,012,081      51,884      1,238,637
  Class B                                                 --             --          --             --
  Class C                                                 --             --          --             --
  Class R                                              5,186         92,308       3,985         95,560
-------------------------------------------------------------------------------------------------------
                                                   3,165,195     59,809,945   4,476,023    100,874,574
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (7,282,609)  (134,052,230) (4,263,775)   (97,445,875)
  Class B                                           (506,989)    (9,184,945)   (586,716)   (13,292,592)
  Class C                                           (318,410)    (5,803,267)   (413,987)    (9,412,671)
  Class R                                            (46,668)      (856,619)    (74,920)    (1,718,778)
-------------------------------------------------------------------------------------------------------
                                                  (8,154,676)  (149,897,061) (5,339,398)  (121,869,916)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                           (4,989,481) $ (90,087,116)   (863,375) $ (20,995,342)
-------------------------------------------------------------------------------------------------------


----
26

                                                                 Municipal and Stock
                                                  ------------------------------------------------
                                                     Six Months Ended            Year Ended
                                                         12/31/02                  6/30/02
                                                  ----------------------  ------------------------
                                                     Shares        Amount      Shares        Amount
---------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                           92,309  $  1,858,129     142,944  $  3,283,182
  Class B                                           38,132       799,152     116,967     2,748,025
  Class C                                           16,448       342,003      50,634     1,204,597
  Class R                                              139         2,772       2,238        50,051
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                           46,907       943,530      83,251     1,914,611
  Class B                                            5,724       120,115      16,120       382,411
  Class C                                            2,007        42,046       5,434       128,819
  Class R                                              434         8,609         902        20,559
---------------------------------------------------------------------------------------------------
                                                   202,100     4,116,356     418,490     9,732,255
---------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (271,144)   (5,465,160)   (591,590)  (13,405,972)
  Class B                                         (240,515)   (5,028,919)   (277,398)   (6,481,651)
  Class C                                          (60,073)   (1,255,996)   (145,130)   (3,374,387)
  Class R                                           (1,756)      (34,893)    (13,032)     (293,725)
---------------------------------------------------------------------------------------------------
                                                  (573,488)  (11,784,968) (1,027,150)  (23,555,735)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                           (371,388) $ (7,668,612)   (608,660) $(13,823,480)
---------------------------------------------------------------------------------------------------

                                                                   Stock and Bond
                                                  ------------------------------------------------
                                                     Six Months Ended            Year Ended
                                                         12/31/02                  6/30/02
                                                  ----------------------  ------------------------
                                                     Shares        Amount      Shares        Amount
---------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                           55,933  $  1,194,637     146,498  $  3,597,006
  Class B                                           92,739     1,988,882     158,114     3,869,007
  Class C                                           90,513     1,956,712      81,985     2,016,810
  Class R                                           43,423       924,576      19,187       470,155
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                           20,674       450,448      24,934       616,596
  Class B                                            3,264        70,963       3,188        78,788
  Class C                                            1,421        30,902       1,310        32,404
  Class R                                            4,643       100,793       4,413       109,096
---------------------------------------------------------------------------------------------------
                                                   312,610     6,717,913     439,629    10,789,862
---------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (183,797)   (3,972,545)   (286,319)   (7,048,829)
  Class B                                          (94,410)   (2,019,970)    (89,617)   (2,194,867)
  Class C                                          (50,534)   (1,088,852)    (55,955)   (1,364,526)
  Class R                                           (5,622)     (120,236)    (10,604)     (257,883)
---------------------------------------------------------------------------------------------------
                                                  (334,363)   (7,201,603)   (442,495)  (10,866,105)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                            (21,753) $   (483,690)     (2,866) $    (76,243)
---------------------------------------------------------------------------------------------------


----
27

                                                                 European Value
                                                  --------------------------------------------
                                                     Six Months Ended          Year Ended
                                                         12/31/02               6/30/02
                                                  ---------------------  ---------------------
                                                     Shares       Amount    Shares       Amount
-----------------------------------------------------------------------------------------------
Shares sold:
  Class A                                           44,850  $   625,400   130,354  $ 2,328,666
  Class B                                              436        6,267     4,839       90,232
  Class C                                              204        3,029     1,122       20,314
  Class R                                            6,585       94,837    14,159      258,049
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              537        7,679       332        6,030
  Class B                                              114        1,627        --           --
  Class C                                               21          293        --           --
  Class R                                              995       14,247       504        9,165
-----------------------------------------------------------------------------------------------
                                                    53,742      753,379   151,310    2,712,456
-----------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                          (93,028)  (1,349,687) (136,972)  (2,441,218)
  Class B                                          (22,050)    (329,080)  (20,638)    (363,534)
  Class C                                           (3,729)     (54,639)  (13,160)    (233,068)
  Class R                                           (3,370)     (50,165)  (15,979)    (283,866)
-----------------------------------------------------------------------------------------------
                                                  (122,177)  (1,783,571) (186,749)  (3,321,686)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                            (68,435) $(1,030,192)  (35,439) $  (609,230)
-----------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investment securities, U.S. Government and agency obligations and short-term investments for the six months ended December 31, 2002, were as follows:

                                               Large-Cap   Municipal    Stock and    European
                                                   Value   and Stock         Bond       Value
---------------------------------------------------------------------------------------------
Purchases:
  Investment securities                   $  262,832,838 $18,574,287 $ 18,936,267 $10,189,803
  U.S. Government and agency obligations              --          --    2,758,230          --
  Short-term investments                   1,072,497,987          --  150,305,011  28,379,455
Sales and maturities:
  Investment securities                      349,564,469  27,079,153   20,228,648  10,848,309
  U.S. Government and agency obligations              --          --    2,489,121          --
  Short-term investments                   1,076,108,094          --  149,889,127  28,659,222
---------------------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income adjustments due to accretion of discount on taxable market discount securities and amortization of premium on debt securities as well as timing differences in recognizing certain gains and losses on security transactions.

At December 31, 2002, the cost of investments were as follows:

                       Large-Cap   Municipal   Stock and   European
                           Value   and Stock        Bond      Value
-------------------------------------------------------------------
Cost of investments $516,329,786 $97,959,635 $58,726,291 $6,190,421
-------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2002, were as follows:

                                                              Large-Cap    Municipal    Stock and   European
                                                                  Value    and Stock         Bond      Value
------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                            $ 48,421,565  $ 7,104,130  $ 5,251,635  $ 303,978
  Depreciation                                             (49,564,279)  (8,308,562)  (3,371,503)  (210,914)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments $ (1,142,714) $(1,204,432) $ 1,880,132  $  93,064
------------------------------------------------------------------------------------------------------------


----
28

The tax components of undistributed net investment income and net realized gains at June 30, 2002, the Funds' last fiscal year end, were as follows:

                                          Large-Cap Municipal Stock and European
                                              Value and Stock      Bond    Value
--------------------------------------------------------------------------------
Undistributed tax-exempt income            $     --  $  9,220  $     --   $   --
Undistributed ordinary income*              777,481   280,870   319,160    1,371
Undistributed net long-term capital gains        --        --   173,874       --
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended June 30, 2002, the Funds' last fiscal year end, were designated for purposes of the dividends paid deduction as follows:

                                                 Large-Cap   Municipal  Stock and European
                                                     Value   and Stock       Bond    Value
------------------------------------------------------------------------------------------
Distributions from tax-exempt income            $       --  $2,841,543 $       --  $    --
Distributions from ordinary income*              2,203,206     564,209  1,245,557   37,069
Distributions from net long-term capital gains          --     359,308     26,824       --
------------------------------------------------------------------------------------------

* Ordinary income consists of taxable income derived from dividends, interest, market discount accretion and net short-term capital gains, if any.

At June 30, 2002, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:

                             Large-Cap Municipal Stock and   European
                                 Value and Stock      Bond      Value
          -----------------------------------------------------------
          Expiration year:
            2009           $ 8,847,575  $     --       $-- $  254,067
            2010             4,045,175   368,520        --    972,067
          -----------------------------------------------------------
          Total            $12,892,750  $368,520       $-- $1,226,134
          -----------------------------------------------------------

The Funds have elected to defer net realized losses from investments incurred from November 1, 2001 through June 30, 2002 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen in the following fiscal year:

                     Large-Cap  Municipal Stock and European
                         Value  and Stock      Bond    Value
                   -----------------------------------------
                      $237,080 $5,886,382       $--  $28,808
                   -----------------------------------------

European Value passed foreign tax credits through to the Fund's shareholders for their 2002 tax returns. Information regarding the available foreign tax credit and foreign source income for the 2002 calendar year are provided on the 2002 Form 1099s.

5. Management Fee and Other Transactions with Affiliates

Under the Funds' investment management agreement with Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Fund as follows:

                                  Large-Cap  Municipal  Stock and  European
                                      Value  and Stock       Bond     Value
   -------------------------------------------------------------------------
   For the first $125 million....     .8500%     .7500%     .7500%    .9500%
   For the next $125 million.....     .8375      .7375      .7375     .9375
   For the next $250 million.....     .8250      .7250      .7250     .9250
   For the next $500 million.....     .8125      .7125      .7125     .9125
   For the next $1 billion.......     .8000      .7000      .7000     .9000
   For net assets over $2 billion     .7750      .6750      .6750     .8750
   -------------------------------------------------------------------------



----
29

The Adviser had agreed to waive fees and reimburse expenses through July 31, 2003, in order to prevent total operating expenses (excluding 12b-1 distribution or service fees and extraordinary expenses) from exceeding 1.00% of the average daily net assets of Municipal and Stock, and Stock and Bond, and 1.30% of the average daily net assets of European Value. The Adviser may voluntarily agree to reimburse additional expenses from time to time, in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Institutional Capital Corporation ("ICAP"), in which Nuveen Investments, Inc. (formerly, The John Nuveen Company) holds a minority interest. ICAP manages the investment portfolio of Large-Cap Value, Stock and Bond, and European Value, as well as the equity portion of Municipal and Stock's investment portfolio. ICAP is compensated for its services from the management fee paid to the Adviser.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

During the six months ended December 31, 2002, Nuveen Investments, LLC (the "Distributor") (formerly, Nuveen Investments), a wholly owned subsidiary of Nuveen Investments, Inc. collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                  Large-Cap Municipal Stock and European
                                      Value and Stock      Bond    Value
       -----------------------------------------------------------------
       Sales charges collected      $43,195   $41,018   $10,114   $4,508
       Paid to authorized dealers    38,031    36,582     8,846    4,508
       -----------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended December 31, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                               Large-Cap Municipal Stock and European
                                   Value and Stock      Bond    Value
           ----------------------------------------------------------
           Commission advances  $22,918   $10,173   $30,128   $2,556
           ----------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended December 31, 2002, the Distributor retained such 12b-1 fees as follows:

                               Large-Cap Municipal Stock and European
                                   Value and Stock      Bond    Value
           ----------------------------------------------------------
           12b-1 fees retained $247,012  $117,830   $53,618   $6,932
           ----------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended December 31, 2002, as follows:

                            Large-Cap Municipal Stock and European
                                Value and Stock      Bond    Value
              ----------------------------------------------------
              CDSC retained $137,578   $81,949   $32,295  $13,203
              ----------------------------------------------------

At December 31, 2002, Nuveen Investments, Inc. owned 1,250 shares of each of European Value's Class A, B and C shares and 146,250 shares of European Value's Class R.


----
30

6. Subsequent Event - Distributions to Shareholders

Municipal and Stock declared a dividend distribution from its tax-exempt net investment income which was paid on February 3, 2003, to shareholders of record on January 9, 2003, as follows:

                                             Municipal
                                             and Stock
                         -----------------------------
                         Dividend per share:
                           Class A              $.0350
                           Class B               .0230
                           Class C               .0230
                           Class R               .0385

--------------------------------------------------------------------------------

7. Investment Composition

At December 31, 2002, the sector classifications of securities held in the portfolio of investments expressed as a percent of total investments were as follows:

                                    Large-Cap  Municipal  Stock and  European
                                        Value  and Stock       Bond     Value
  ----------------------------------------------------------------------------
  Consumer Discretionary                   19%         8%        12%       18%
  Consumer Staples                          7          3          5         9
  Education and Civic Organizations        --          9         --        --
  Energy                                   10          4          5        11
  Financials                               27         11         15        29
  Healthcare                               10         14          6         9
  Housing/Multifamily                      --          3         --        --
  Housing/Single Family                    --          4         --        --
  Industrials                              11          5          7        --
  Information Technology                    4          1          2        --
  Long-Term Care                           --          3         --        --
  Materials                                 3          1          2         3
  Tax Obligation/General                   --          3         --        --
  Tax Obligation/Limited                   --          9         --        --
  Telecommunication Services                4          1          2         9
  Transportation                           --          8         --         3
  U.S. Guaranteed                           3          7         43         4
  Utilities                                 2          6          1         5
  ----------------------------------------------------------------------------
                                          100%       100%       100%      100%
  ----------------------------------------------------------------------------

33% of the municipal bonds owned by Municipal and Stock are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default. Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


----
31

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class
(Inception Date)
                                 Investment Operations        Less Distributions
                              ---------------------------  ------------------------                     --------


LARGE-CAP VALUE


                                              Net
                                        Realized/
                                       Unrealized
                    Beginning     Net     Invest-              Net                   Ending               Ending
                          Net Invest-        ment          Invest-                      Net                  Net
                        Asset    ment        Gain             ment  Capital           Asset     Total     Assets
Year Ended June 30,     Value  Income      (Loss)    Total  Income    Gains    Total  Value Return(a)      (000)
-----------------------------------------------------------------------------------------------------------------
Class A (8/96)
   2003(d)             $21.35   $ .04      $(3.52) $(3.48)   $(.07)  $   --  $ (.07) $17.80    (16.30)% $404,480
   2002                 24.40     .08       (3.06)  (2.98)    (.07)      --    (.07)  21.35    (12.23)   577,946
   2001                 24.35     .16        2.49    2.65     (.21)   (2.39)  (2.60)  24.40     11.02    672,917
   2000                 27.07     .22       (1.62)  (1.40)    (.25)   (1.07)  (1.32)  24.35     (5.33)   669,651
   1999                 26.50     .19        2.64    2.83     (.04)   (2.22)  (2.26)  27.07     12.37    793,546
   1998                 24.01     .26        4.55    4.81     (.25)   (2.07)  (2.32)  26.50     21.59    790,063
Class B (8/96)
   2003(d)              21.08    (.03)      (3.47)  (3.50)      --       --      --   17.58    (16.60)    53,667
   2002                 24.19    (.10)      (3.01)  (3.11)      --       --      --   21.08    (12.86)    73,011
   2001                 24.17    (.03)       2.46    2.43     (.02)   (2.39)  (2.41)  24.19     10.23     91,117
   2000                 26.87     .03       (1.60)  (1.57)    (.06)   (1.07)  (1.13)  24.17     (5.97)    93,275
   1999                 26.47     .01        2.61    2.62       --    (2.22)  (2.22)  26.87     11.52     95,174
   1998                 24.00     .10        4.51    4.61     (.07)   (2.07)  (2.14)  26.47     20.70     71,909
Class C (8/96)
   2003(d)              21.04    (.03)      (3.46)  (3.49)      --       --      --   17.55    (16.59)    40,482
   2002                 24.16    (.10)      (3.02)  (3.12)      --       --      --   21.04    (12.91)    53,729
   2001                 24.13    (.03)       2.47    2.44     (.02)   (2.39)  (2.41)  24.16     10.24     63,835
   2000                 26.84     .03       (1.61)  (1.58)    (.06)   (1.07)  (1.13)  24.13     (5.97)    55,303
   1999                 26.43     .01        2.62    2.63       --    (2.22)  (2.22)  26.84     11.58     41,071
   1998                 23.98     .10        4.49    4.59     (.07)   (2.07)  (2.14)  26.43     20.63     21,426
Class R (8/96)
   2003(d)              21.41     .06       (3.52)  (3.46)    (.12)      --    (.12)  17.83    (16.15)    14,863
   2002                 24.46     .13       (3.05)  (2.92)    (.13)      --    (.13)  21.41    (11.98)    17,585
   2001                 24.41     .22        2.49    2.71     (.27)   (2.39)  (2.66)  24.46     11.24     19,188
   2000                 27.14     .28       (1.62)  (1.34)    (.32)   (1.07)  (1.39)  24.41     (5.13)    17,604
   1999                 26.52     .24        2.67    2.91     (.07)   (2.22)  (2.29)  27.14     12.71     16,904
   1998                 24.02     .32        4.56    4.88     (.31)   (2.07)  (2.38)  26.52     21.91     18,335
-----------------------------------------------------------------------------------------------------------------

Class
(Inception Date)


                                 Before Credit/           After            After Credit/
                                 Reimbursement       Reimbursement(b)     Reimbursement(c)
LARGE-CAP VALUE               ------------------   ------------------   ------------------
                                 Ratio                Ratio                Ratio
                                of Net               of Net               of Net
                               Invest-              Invest-              Invest-
                    Ratio of      ment   Ratio of      ment   Ratio of      ment
                    Expenses    Income   Expenses    Income   Expenses    Income
                          to        to         to        to         to        to
                     Average   Average    Average   Average    Average   Average   Portfolio
                         Net       Net        Net       Net        Net       Net    Turnover
Year Ended June 30,   Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------------------------------------
Class A (8/96)
   2003(d)              1.51%*     .43%*     1.51%*     .43%*     1.51%*     .43%*        45%
   2002                 1.36       .33       1.36       .33       1.36       .33          81
   2001                 1.34       .62       1.33       .63       1.32       .64          90
   2000                 1.34       .82       1.30       .85       1.30       .86         155
   1999                 1.28       .72       1.24       .76       1.24       .76         134
   1998                 1.36       .88       1.20      1.04       1.20      1.04         131
Class B (8/96)
   2003(d)              2.26*     (.33)*     2.26*     (.33)*     2.26*     (.33)*        45
   2002                 2.11      (.42)      2.11      (.42)      2.11      (.42)         81
   2001                 2.09      (.13)      2.08      (.11)      2.07      (.11)         90
   2000                 2.09       .08       2.06       .11       2.05       .12         155
   1999                 2.03      (.01)      1.99       .03       1.99       .03         134
   1998                 2.11       .22       1.95       .38       1.95       .38         131
Class C (8/96)
   2003(d)              2.27*     (.33)*     2.27*     (.33)*     2.27*     (.33)*        45
   2002                 2.11      (.42)      2.11      (.42)      2.11      (.42)         81
   2001                 2.09      (.14)      2.07      (.13)      2.07      (.12)         90
   2000                 2.11       .06       2.07       .09       2.05       .10         155
   1999                 2.02       .01       1.98       .04       1.98       .04         134
   1998                 2.11       .23       1.95       .39       1.95       .39         131
Class R (8/96)
   2003(d)              1.27*      .66*      1.27*      .66*      1.27*      .66*         45
   2002                 1.11       .58       1.11       .58       1.11       .58          81
   2001                 1.09       .86       1.08       .88       1.07       .88          90
   2000                 1.10      1.06       1.06      1.09       1.05      1.10         155
   1999                 1.03       .96        .99      1.00        .99      1.00         134
   1998                 1.11      1.10        .95      1.26        .95      1.26         131
---------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the six months ended December 31, 2002.



                                See accompanying notes to financial statements.

----
32

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                              Investment Operations       Less Distributions
                                           --------------------------  ------------------------                     --------


MUNICIPAL and STOCK


                                                          Net
                                                    Realized/
                                                   Unrealized
                                 Beginning     Net    Invest-              Net                   Ending               Ending
                                       Net Invest-       ment          Invest-                      Net                  Net
                                     Asset    ment       Gain             ment  Capital           Asset     Total     Assets
Year Ended June 30,                  Value  Income     (Loss)    Total  Income    Gains    Total  Value Return(a)      (000)
-----------------------------------------------------------------------------------------------------------------------------
Class A (8/96)
 2003(d)                            $21.45    $.28     $(1.52) $(1.24)   $(.38)  $   --  $ (.38) $19.83     (5.77)% $ 60,418
 2002                                24.15     .61      (2.54)  (1.93)    (.71)    (.06)   (.77)  21.45     (8.11)    68,197
 2001                                24.31     .73       1.09    1.82     (.85)   (1.13)  (1.98)  24.15      7.60     85,586
 2000                                25.45     .74       (.96)   (.22)    (.81)    (.11)   (.92)  24.31      (.83)    93,400
 1999                                25.46     .62        .70    1.32     (.65)    (.68)  (1.33)  25.45      5.49    123,917
 1998                                23.11     .67       2.66    3.33     (.61)    (.37)   (.98)  25.46     14.71    117,005
Class B (8/96)
 2003(d)                             22.14     .21      (1.57)  (1.36)    (.15)      --    (.15)  20.63     (6.15)    27,691
 2002                                24.74     .45      (2.60)  (2.15)    (.39)    (.06)   (.45)  22.14     (8.78)    34,071
 2001                                24.70     .56       1.10    1.66     (.49)   (1.13)  (1.62)  24.74      6.85     41,641
 2000                                25.65     .57       (.97)   (.40)    (.44)    (.11)   (.55)  24.70     (1.57)    45,779
 1999                                25.53     .46        .68    1.14     (.34)    (.68)  (1.02)  25.65      4.71     52,718
 1998                                23.11     .49       2.67    3.16     (.37)    (.37)   (.74)  25.53     13.91     32,384
Class C (8/96)
 2003(d)                             22.12     .21      (1.57)  (1.36)    (.15)      --    (.15)  20.61     (6.15)     9,232
 2002                                24.72     .46      (2.61)  (2.15)    (.39)    (.06)   (.45)  22.12     (8.79)    10,828
 2001                                24.68     .56       1.10    1.66     (.49)   (1.13)  (1.62)  24.72      6.86     14,302
 2000                                25.63     .57       (.97)   (.40)    (.44)    (.11)   (.55)  24.68     (1.57)    14,837
 1999                                25.51     .45        .69    1.14     (.34)    (.68)  (1.02)  25.63      4.71     20,498
 1998                                23.10     .49       2.66    3.15     (.37)    (.37)   (.74)  25.51     13.87     14,908
Class R (8/96)
  2003(d)                            21.17     .30      (1.50)  (1.20)    (.45)      --    (.45)  19.52     (5.65)       698
 2002                                23.90     .67      (2.52)  (1.85)    (.82)    (.06)   (.88)  21.17     (7.84)       783
 2001                                24.13     .78       1.09    1.87     (.97)   (1.13)  (2.10)  23.90      7.84      1,120
 2000                                25.33     .80       (.96)   (.16)    (.93)    (.11)  (1.04)  24.13      (.64)     1,111
 1999                                25.39     .68        .71    1.39     (.77)    (.68)  (1.45)  25.33      5.81      1,182
 1998                                23.11     .72       2.66    3.38     (.73)    (.37)  (1.10)  25.39     14.94      1,353
-----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)


                                              Before Credit/           After            After Credit/
                                              Reimbursement       Reimbursement(b)     Reimbursement(c)
MUNICIPAL and STOCK                        ------------------   ------------------   ------------------
                                              Ratio                Ratio                Ratio
                                             of Net               of Net               of Net
                                            Invest-              Invest-              Invest-
                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                 Expenses    Income   Expenses    Income   Expenses    Income
                                       to        to         to        to         to        to
                                  Average   Average    Average   Average    Average   Average   Portfolio
                                      Net       Net        Net       Net        Net       Net    Turnover
Year Ended June 30,                Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------
Class A (8/96)
 2003(d)                             1.38%*    2.59%*     1.25%*    2.72%*     1.25%*    2.72%*        18%
 2002                                1.29      2.64       1.25      2.68       1.25      2.68          34
 2001                                1.26      2.96       1.24      2.98       1.24      2.98          37
 2000                                1.26      2.95       1.21      3.01       1.20      3.02          53
 1999                                1.23      2.49       1.19      2.52       1.19      2.52          52
 1998                                1.36      2.47       1.10      2.73       1.10      2.73          87
Class B (8/96)
 2003(d)                             2.13*     1.84*      2.00*     1.97*      2.00*     1.97*         18
 2002                                2.04      1.89       2.00      1.93       2.00      1.93          34
 2001                                2.01      2.22       1.99      2.23       1.99      2.23          37
 2000                                2.01      2.20       1.96      2.26       1.95      2.27          53
 1999                                1.98      1.80       1.94      1.83       1.94      1.83          52
 1998                                2.10      1.71       1.85      1.96       1.85      1.96          87
Class C (8/96)
 2003(d)                             2.13*     1.84*      2.00*     1.97*      2.00*     1.97*         18
 2002                                2.04      1.89       2.00      1.94       2.00      1.94          34
 2001                                2.01      2.22       1.99      2.23       1.99      2.23          37
 2000                                2.01      2.21       1.96      2.27       1.95      2.28          53
 1999                                1.98      1.76       1.94      1.80       1.94      1.80          52
 1998                                2.11      1.71       1.85      1.97       1.85      1.97          87
Class R (8/96)
  2003(d)                            1.14*     2.84*      1.01*     2.97*      1.00*     2.97*         18
 2002                                1.04      2.90       1.00      2.94       1.00      2.94          34
 2001                                1.01      3.21       1.00      3.22        .99      3.23          37
 2000                                1.01      3.20        .96      3.26        .95      3.26          53
 1999                                 .98      2.72        .94      2.76        .94      2.77          52
 1998                                1.11      2.73        .85      2.99        .85      2.99          87
----------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the six months ended December 31, 2002.

                                See accompanying notes to financial statements.

----
33

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                Investment Operations        Less Distributions
                                             --------------------------  -------------------------


STOCK and BOND


                                                            Net             From
                                                      Realized/           and in
                                                     Unrealized           Excess
                                   Beginning     Net    Invest-           of Net                    Ending
                                         Net Invest-       ment          Invest-                       Net
                                       Asset    ment       Gain             ment  Capital            Asset     Total
Year Ended June 30,                    Value  Income     (Loss)    Total  Income    Gains    Total   Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (8/96)
 2003(d)                              $23.48    $.20     $(2.25) $(2.05)   $(.21)  $ (.06)  $ (.27) $21.16     (8.73)%
 2002                                  25.25     .44      (1.73)  (1.29)    (.47)    (.01)    (.48)  23.48     (5.14)
 2001                                  25.20     .57       2.00    2.57     (.58)   (1.94)   (2.52)  25.25     10.39
 2000                                  27.18     .69      (1.02)   (.33)    (.70)    (.95)   (1.65)  25.20     (1.23)
 1999                                  26.39     .58       1.93    2.51     (.57)   (1.15)   (1.72)  27.18     10.21
 1998                                  23.84     .77       3.11    3.88     (.76)    (.57)   (1.33)  26.39     16.71
Class B (8/96)
 2003(d)                               23.48     .11      (2.24)  (2.13)    (.13)    (.06)    (.19)  21.16     (9.08)
 2002                                  25.25     .25      (1.72)  (1.47)    (.29)    (.01)    (.30)  23.48     (5.86)
 2001                                  25.20     .37       2.00    2.37     (.38)   (1.94)   (2.32)  25.25      9.58
 2000                                  27.18     .50      (1.02)   (.52)    (.51)    (.95)   (1.46)  25.20     (1.97)
 1999                                  26.39     .39       1.93    2.32     (.38)   (1.15)   (1.53)  27.18      9.39
 1998                                  23.84     .59       3.10    3.69     (.57)    (.57)   (1.14)  26.39     15.86
Class C (8/96)
 2003(d)                               23.49     .11      (2.24)  (2.13)    (.13)    (.06)    (.19)  21.17     (9.07)
 2002                                  25.26     .25      (1.72)  (1.47)    (.29)    (.01)    (.30)  23.49     (5.86)
 2001                                  25.21     .37       2.00    2.37     (.38)   (1.94)   (2.32)  25.26      9.58
 2000                                  27.19     .50      (1.02)   (.52)    (.51)    (.95)   (1.46)  25.21     (1.93)
 1999                                  26.39     .40       1.93    2.33     (.38)   (1.15)   (1.53)  27.19      9.39
 1998                                  23.84     .59       3.10    3.69     (.57)    (.57)   (1.14)  26.39     15.86
Class R (8/96)
 2003(d)                               23.47     .22      (2.23)  (2.01)    (.24)    (.06)    (.30)  21.16     (8.57)
 2002                                  25.24     .50      (1.72)  (1.22)    (.54)    (.01)    (.55)  23.47     (4.90)
 2001                                  25.19     .62       2.01    2.63     (.64)   (1.94)   (2.58)  25.24     10.66
 2000                                  27.18     .76      (1.03)   (.27)    (.77)    (.95)   (1.72)  25.19     (1.02)
 1999                                  26.39     .65       1.93    2.58     (.64)   (1.15)   (1.79)  27.18     10.48
 1998                                  23.84     .83       3.11    3.94     (.82)    (.57)   (1.39)  26.39     16.99
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                               Ratios/Supplemental Data
                                   --------------------------------------------------------------------------------
                                                        Before Credit/           After            After Credit/
                                                        Reimbursement       Reimbursement(b)     Reimbursement(c)
STOCK and BOND                                       ------------------   ------------------   ------------------
                                                        Ratio                Ratio                Ratio
                                                       of Net               of Net               of Net
                                                      Invest-              Invest-              Invest-
                                           Ratio of      ment   Ratio of      ment   Ratio of      ment
                                           Expenses    Income   Expenses    Income   Expenses    Income
                                    Ending       to        to         to        to         to        to
                                       Net  Average   Average    Average   Average    Average   Average   Portfolio
                                    Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended June 30,                  (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------
Class A (8/96)
 2003(d)                           $36,394     1.41%*    1.64%*     1.25%*    1.79%*     1.25%*    1.80%*        36%
 2002                               42,907     1.40      1.61       1.25      1.76       1.24      1.77          82
 2001                               49,030     1.41      2.04       1.25      2.20       1.24      2.21          73
 2000                               52,470     1.38      2.50       1.21      2.66       1.20      2.67          81
 1999                               67,512     1.36      2.10       1.19      2.27       1.19      2.27          96
 1998                               69,614     1.48      2.68       1.10      3.06       1.10      3.06          86
Class B (8/96)
 2003(d)                            11,814     2.16*      .89*      2.00*     1.04*      2.00*     1.04*         36
 2002                               13,067     2.15       .86       2.00      1.01       1.99      1.02          82
 2001                               12,243     2.15      1.28       2.00      1.43       1.99      1.44          73
 2000                               11,200     2.13      1.76       1.96      1.92       1.95      1.93          81
 1999                               12,856     2.11      1.38       1.94      1.54       1.94      1.54          96
 1998                               10,356     2.24      1.93       1.85      2.32       1.85      2.32          86
Class C (8/96)
 2003(d)                             6,903     2.16*      .89*      2.00*     1.04*      2.00*     1.04*         36
 2002                                6,686     2.15       .86       2.00      1.01       1.99      1.02          82
 2001                                6,498     2.15      1.29       2.00      1.44       1.99      1.45          73
 2000                                6,620     2.13      1.76       1.96      1.93       1.95      1.93          81
 1999                                7,142     2.10      1.38       1.94      1.54       1.94      1.55          96
 1998                                4,142     2.24      1.92       1.85      2.31       1.85      2.31          86
Class R (8/96)
 2003(d)                             5,697     1.16*     1.89*      1.00*     2.05*      1.00*     2.05*         36
 2002                                5,324     1.15      1.86       1.00      2.01        .99      2.02          82
 2001                                5,396     1.15      2.27       1.00      2.42        .99      2.43          73
 2000                                4,625     1.13      2.74        .96      2.91        .95      2.92          81
 1999                                4,445     1.11      2.37        .94      2.53        .94      2.53          96
 1998                                3,413     1.23      2.94        .85      3.32        .85      3.32          86
--------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the six months ended December 31, 2002.



                                See accompanying notes to financial statements.

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34

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                Investment Operations        Less Distributions
                                             ---------------------------  ------------------------


EUROPEAN VALUE


                                                             Net             From
                                                       Realized/           and in
                                                      Unrealized           Excess
                                   Beginning     Net     Invest-           of Net                   Ending
                                         Net Invest-        ment          Invest-                      Net
                                       Asset    ment        Gain             ment  Capital           Asset     Total
Year Ended June 30,                    Value  Income      (Loss)    Total  Income    Gains    Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (5/98)
 2003(e)                              $17.66   $ .02      $(3.06) $(3.04)   $(.15)  $   --  $ (.15) $14.47    (17.23)%
 2002                                  18.54     .02        (.82)   (.80)    (.08)      --    (.08)  17.66     (4.32)
 2001                                  23.34     .09       (2.67)  (2.58)    (.18)   (2.04)  (2.22)  18.54    (11.60)
 2000                                  20.17     .18        3.28    3.46     (.18)    (.11)   (.29)  23.34     17.22
 1999                                  19.86     .22         .10     .32     (.01)      --    (.01)  20.17      1.63
 1998(d)                               20.00     .02        (.14)   (.12)    (.02)      --    (.02)  19.86      (.59)
Class B (5/98)
 2003(e)                               17.49    (.04)      (3.04)  (3.08)    (.02)      --    (.02)  14.39    (17.59)
 2002                                  18.39    (.09)       (.81)   (.90)      --       --      --   17.49     (4.89)
 2001                                  23.17    (.06)      (2.67)  (2.73)    (.01)   (2.04)  (2.05)  18.39    (12.21)
 2000                                  20.04     .01        3.26    3.27     (.03)    (.11)   (.14)  23.17     16.34
 1999                                  19.87     .04         .13     .17       --       --      --   20.04       .86
 1998(d)                               20.00     .03        (.15)   (.12)    (.01)      --    (.01)  19.87      (.60)
Class C (5/98)
 2003(e)                               17.49    (.04)      (3.04)  (3.08)    (.02)      --    (.02)  14.39    (17.59)
 2002                                  18.39    (.11)       (.79)   (.90)      --       --      --   17.49     (4.89)
 2001                                  23.16    (.06)      (2.66)  (2.72)    (.01)   (2.04)  (2.05)  18.39    (12.16)
 2000                                  20.04     .01        3.25    3.26     (.03)    (.11)   (.14)  23.16     16.29
 1999                                  19.87     .07         .10     .17       --       --      --   20.04       .86
 1998(d)                               20.00     .01        (.13)   (.12)    (.01)      --    (.01)  19.87      (.60)
Class R (5/98)
 2003(e)                               17.70     .04       (3.07)  (3.03)    (.19)      --    (.19)  14.48    (17.12)
 2002                                  18.57     .09        (.83)   (.74)    (.13)      --    (.13)  17.70     (4.01)
 2001                                  23.39     .14       (2.68)  (2.54)    (.24)   (2.04)  (2.28)  18.57    (11.41)
 2000                                  20.21     .24        3.29    3.53     (.24)    (.11)   (.35)  23.39     17.44
 1999                                  19.87     .23         .13     .36     (.02)      --    (.02)  20.21      1.86
 1998(d)                               20.00     .03        (.13)   (.10)    (.03)      --    (.03)  19.87      (.52)
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                               Ratios/Supplemental Data
                                   --------------------------------------------------------------------------------
                                                       Before Credit/            After            After Credit/
                                                        Reimbursement       Reimbursement(b)     Reimbursement(c)
EUROPEAN VALUE                                      ------------------    ------------------   ------------------
                                                         Ratio               Ratio                Ratio
                                                        of Net              of Net               of Net
                                                       Invest-             Invest-              Invest-
                                          Ratio of        ment  Ratio of      ment   Ratio of      ment
                                          Expenses      Income  Expenses    Income   Expenses    Income
                                   Ending       to          to        to        to         to        to
                                      Net  Average     Average   Average   Average    Average   Average   Portfolio
                                   Assets      Net         Net       Net       Net        Net       Net    Turnover
Year Ended June 30,                 (000)   Assets      Assets    Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------
Class A (5/98)
 2003(e)                           $1,057     3.18%*   (1.38)%*     1.55%*     .26%*     1.55%*     .26%*       150%
 2002                               2,132     2.64      (.98)       1.55       .11       1.54       .12         221
 2001                               2,355     2.31      (.32)       1.55       .45       1.54       .46         263
 2000                               3,373     3.36     (1.00)       1.56       .80       1.55       .81         281
 1999                               3,277     2.44       .26        1.55      1.15       1.55      1.15         230
 1998(d)                              102    14.82*   (11.94)*      1.55*     1.33*      1.55*     1.33*          5
Class B (5/98)
 2003(e)                            1,594     3.92*    (2.11)*      2.30*     (.50)*     2.30*     (.50)*       150
 2002                               2,312     3.56     (1.78)       2.30      (.52)      2.29      (.52)        221
 2001                               2,723     3.06     (1.06)       2.30      (.30)      2.29      (.29)        263
 2000                               3,518     4.17     (1.83)       2.31       .03       2.30       .04         281
 1999                               3,130     3.17      (.68)       2.30       .19       2.30       .19         230
 1998(d)                              335    14.56*   (10.67)*      2.30*     1.59*      2.30*     1.59*          5
Class C (5/98)
 2003(e)                              279     3.92*    (2.13)*      2.30*     (.51)*     2.30*     (.51)*       150
 2002                                 400     3.67     (1.96)       2.30      (.60)      2.29      (.59)        221
 2001                                 642     3.13     (1.15)       2.30      (.33)      2.29      (.32)        263
 2000                                 868     4.22     (1.86)       2.31       .05       2.30       .06         281
 1999                                 711     3.20      (.56)       2.30       .34       2.30       .35         230
 1998(d)                               42    15.88*   (12.98)*      2.30*      .60*      2.30*      .60*          5
Class R (5/98)
 2003(e)                            3,298     2.91*    (1.13)*      1.30*      .48*      1.30*      .48*        150
 2002                               3,957     2.50      (.69)       1.30       .51       1.29       .51         221
 2001                               4,177     2.05      (.06)       1.30       .69       1.29       .70         263
 2000                               5,395     3.22      (.85)       1.31      1.06       1.30      1.07         281
 1999                               4,135     2.20       .30        1.30      1.20       1.30      1.20         230
 1998(d)                            3,240    15.04*   (11.99)*      1.30*     1.75*      1.30*     1.75*          5
--------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended December 31, 2002.



                                See accompanying notes to financial statements.

----
35

                                     Notes

--------------------------------------------------------------------------------
36

--------------------------------------------------------------------------------
Fund Information
================================================================================

Fund Manager
Nuveen Institutional Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Subadviser
Institutional Capital Corporation
225 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Chapman & Cutler
Chicago, IL

Independent Accountants
PricewaterhouseCoopers LLP
Chicago, IL

Custodian
State Street Bank & Trust
Boston, MA

Transfer Agent and Shareholder Services
Boston Financial Data Services, Inc.
Nuveen Investor Services
P.O. Box 8530
Boston, MA 02266-8530
(800)257-8787

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Market Capitalization: The market capitalization of a company is equal to the number of the company's common shares outstanding multiplied by the current price of the company's stock. The average market capitalization of a mutual fund's portfolio gives a measure of the size of the companies in which the fund invests.

Average Price/Earnings Ratio (P/E Ratio): The P/E ratio of a stock is calculated by dividing the current price of the stock by its trailing 12 months' earnings per share. The average of the price/earnings ratio of a Fund is a weighted average of all the current P/E ratios of the stocks in a mutual fund's portfolio.

Beta: Beta is a measure of a equity's or a fund's sensitivity to underlying market movements. The higher the beta, the more volatile the equity or fund can be expected to be in relation to the market. The beta of the comparative underlying market is 1.00 by definition, so that a beta of 1.20 means that the fund has performed 20% better than its benchmark in up markets and 20% worse in down markets, assuming all other factors remain constant.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
37

                          Serving
                    Investors
                             For Generations

[Photo of John Nuveen, Sr. appears here]

John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, Nuveen Investments has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


Nuveen Investments


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333 West Wacker Drive . Chicago . Illinois 60606

www.nuveen.com                                                   MSA-GRINC-1202D